    As filed with the Securities and Exchange Commission on April 11, 2001.

                                                               File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 13 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999

D.   Name and complete address of agent for service:

                            MARIANNE O'DOHERTY, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999

             It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on _________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2              CAPTION IN PROSPECTUS
-----------------------              ---------------------
              1.                           Cover Page
              2.                           Cover Page
              3.                           Not Applicable
              4.                           Statement of Additional Information -
                                           Distribution of the Policies
              5.                           About Us - ICMG Registered Variable Life Separate
                                           Account One
              6.                           About Us - ICMG Registered Variable Life Separate
                                           Account One
              7.                           Not required by Form S-6
              8.                           Not required by Form S-6
              9.                           Legal Proceedings
              10.                          About Us - ICMG Registered Variable Life Separate
                                           Account One; The Funds
              11.                          About Us - ICMG Registered Variable Life Separate
                                           Account One; The Funds
              12.                          About Us - The Funds
              13.                          Fee Table;  Charges and Deductions
              14.                          Premiums
              15.                          Premiums
              16.                          Premiums
              17.                          Making Withdrawals From Your Policy
              18.                          About Us - The Funds; Charges and Deductions
              19.                          Your Policy - Contract Rights
              20.                          Not Applicable
              21.                          Loans
              22.                          Not Applicable
              23.                          Not Applicable
              24.                          Not Applicable
              25.                          About Us - Hartford Life and Annuity Insurance Company
              26.                          Not Applicable
              27.                          About Us - Hartford Life and Annuity Insurance Company
              28.                          Statement of Additional Information -
                                           General Information and History
              29.                          About Us - Hartford Life and Annuity
                                           Insurance Company
              30.                          Not Applicable
              31.                          Not Applicable
              32.                          Not Applicable

ITEM NO. OF FORM N-8B-2              CAPTION IN PROSPECTUS
-----------------------              ---------------------
              33.                          Not Applicable
              34.                          Not Applicable
              35.                          Statement of Additional Information -
                                           Distribution of the Policies
              36.                          Not required by Form S-6
              37.                          Not Applicable
              38.                          Statement of Additional Information -
                                           Distribution of the Policies
              39.                          Statement of Additional Information -
                                           Distribution of the Policies
              40.                          Not Applicable
              41.                          Statement of Additional Information -
                                           Distribution of the Policies
              42.                          Not Applicable
              43.                          Not Applicable
              44.                          Premiums
              45.                          Not Applicable
              46.                          Premiums; Making Withdrawals From Your Policy
              47.                          About Us - The Funds
              48.                          Cover Page; About Us - Hartford Life and Annuity
                                           Insurance Company
              49.                          Not Applicable
              50.                          About Us - ICMG Registered Variable Life Separate
                                           Account One
              51.                          Not Applicable
              52.                          About Us - The Funds
              53.                          Taxes
              54.                          Not Applicable
              55.                          Not Applicable
              56.                          Not Required by Form S-6
              57.                          Not Required by Form S-6
              58.                          Not Required by Form S-6
              59.                          Not Required by Form S-6

                                     PART A

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.



The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:


x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Alger American Growth Portfolio of The Alger
                                                              American Fund
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
                                                              The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Deutsche VIT EAFE-Registered Trademark- Equity Index        EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Deutsche Asset Management VIT Funds
  Deutsche VIT Equity 500 Index Investment Division           Equity 500 Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Deutsche VIT Small Cap Index Investment Division            Small Cap Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Fidelity Variable Insurance Products Fund Equity-Income     Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Fund High Income       Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Fund Overseas          Initial Class of the Overseas Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Fund Asset Manager     Initial Class of the Asset Manager Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton International Securities Investment Division      Class 2 of the Templeton International Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  J.P. Morgan Bond Investment Division                        J.P. Morgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  J.P. Morgan International Opportunities Investment          J.P. Morgan International Opportunities Portfolio
  Division                                                    of the J.P. Morgan Series Trust II
  J.P. Morgan Small Company Investment Division               J.P. Morgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  J.P. Morgan U.S. Disciplined Equity Investment Division     J.P. Morgan U.S. Disciplined Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Investors Trust Investment Division                     MFS-Registered Trademark- Investors Trust Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS New Discovery Investment Division                       MFS-Registered Trademark- New Discovery Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MSAM Emerging Markets Equity Investment Division            Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Equity Growth Investment Division (EFFECTIVE JULY 5,   Equity Growth Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)
  MAS Fixed Income Investment Division                        Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Global Value Equity Investment Division (EFFECTIVE     Global Value Equity Portfolio of The Universal
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Institutional Funds, Inc.
  INVESTMENT VALUE)
  MAS High Yield Investment Division                          High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Mid Cap Growth Investment Division                      Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Technology Investment Division                         Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Value Investment Division (EFFECTIVE JULY 5, 2000,      Value Portfolio of The Universal Institutional
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)    Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.


The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.


Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             12
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
  Deductions from Premium                                        15
----------------------------------------------------------------------
  Deductions from Investment Value                               16
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 17
----------------------------------------------------------------------
  Ownership Rights                                               17
----------------------------------------------------------------------
  Beneficiary                                                    17
----------------------------------------------------------------------
  Assignment                                                     17
----------------------------------------------------------------------
  Statements                                                     17
----------------------------------------------------------------------
  Issuance of Your Certificate                                   17
----------------------------------------------------------------------
  Right to Examine the Certificate                               17
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
  Premium Payment Flexibility                                    17
----------------------------------------------------------------------
  Allocation of Premium Payments                                 17
----------------------------------------------------------------------
  Accumulation Units                                             18
----------------------------------------------------------------------
  Accumulation Unit Values                                       18
----------------------------------------------------------------------
  Premium Limitation                                             18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
  Values Under the Certificate                                   18
----------------------------------------------------------------------
  Death Benefits                                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          20
----------------------------------------------------------------------
  Surrender                                                      20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             21
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              21
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      21
----------------------------------------------------------------------
  Asset Rebalancing                                              21
----------------------------------------------------------------------
  Dollar Cost Averaging                                          21
----------------------------------------------------------------------
  Processing of Transactions                                     22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
  Loan Interest                                                  22
----------------------------------------------------------------------
  Credited Interest                                              22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Repayments                                                22
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              22
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            22
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
  Lapse and Grace Period                                         23
----------------------------------------------------------------------
  Reinstatement                                                  23
----------------------------------------------------------------------
TERMINATION OF POLICY                                            23
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             23
----------------------------------------------------------------------
  Partial Withdrawals                                            23
----------------------------------------------------------------------
  Transfers of Account Value                                     23
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             23
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            23
----------------------------------------------------------------------
  Deferral of Payments                                           24
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          24
----------------------------------------------------------------------
  Modification of Policy                                         24
----------------------------------------------------------------------
  Substitution of Funds                                          24
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    24
----------------------------------------------------------------------
  Separate Account Taxes                                         24
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            24
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  24
----------------------------------------------------------------------
OTHER MATTERS                                                    24
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            24
----------------------------------------------------------------------
  Our Rights                                                     24
----------------------------------------------------------------------
  Limit on Right to Contest                                      25
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  25
----------------------------------------------------------------------
  Assignment                                                     25
----------------------------------------------------------------------
  Dividends                                                      25
----------------------------------------------------------------------
TAXES                                                            25
----------------------------------------------------------------------
  General                                                        25
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  25
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           25
----------------------------------------------------------------------
  Modified Endowment Contracts                                   26
----------------------------------------------------------------------
  Diversification Requirements                                   26
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                27
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        27
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 27
----------------------------------------------------------------------
  Other Tax Considerations                                       27
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  27
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)        When you pay premium.     9% of any premium paid for                        All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                   All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                    All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the cost of
Charges                                                      insurance rate times the net
                                                             amount at risk. The cost of
                                                             insurance rates depend on issue
                                                             age, sex, insurance class and
                                                             substandard rating.
                                                             The monthly cost of insurance
                                                             charge ranges from $0.084 per
                                                             $1,000 to $85.527 per $1,000.
-----------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                               On an annual basis, .65% of the
Risk Charge                                                  value of each Investment
                                                             Division's assets.
-----------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                             $10 per Coverage Month.
-----------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

       CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
---------------------
Cost of Insurance                       All
Charges
---------------------
Mortality and Expense                   All
Risk Charge
---------------------
Administrative Charge                   All
---------------------
Rider Charges          Only those Certificates with benefits
                       provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                                                        TOTAL
                                                                                                           OTHER      OPERATING
                                                                              MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                   0.75%           N/A      0.04%        0.79%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                     0.85%           N/A      0.05%        0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                                      0.66%          0.25%     0.04%        0.95%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund -- Class 2                        0.80%          0.25%     0.06%        1.11%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                                             0.36%          0.25%     0.02%        0.63%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                                      0.54%          0.25%     0.05%        0.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                                   0.44%          0.25%     0.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund (3)                     0.45%           N/A      0.47%        0.92%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (3)                                            0.20%           N/A      0.14%        0.34%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund (3)                                             0.35%           N/A      0.34%        0.69%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Equity-Income Portfolio -- Initial
  Class (2)(4)                                                                    0.48%           N/A      0.08%        0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund High Income Portfolio -- Initial
  Class (2)                                                                       0.58%           N/A      0.10%        0.68%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Overseas Portfolio -- Initial
  Class (2)(4)                                                                    0.72%           N/A      0.17%        0.89%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Asset Manager Portfolio -- Initial
  Class (2)                                                                       0.53%           N/A      0.08%        0.61%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (5)(7)(8)                                      0.49%          0.25%     0.28%        1.02%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (9)                          0.34%           N/A      0.41%        0.75%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (5)                                      0.60%          0.25%     0.20%        1.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (5)(6)                                0.81%          0.25%     0.06%        1.12%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2 (5)                            0.67%          0.25%     0.20%        1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                                0.63%           N/A      0.03%        0.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                               0.46%           N/A      0.02%        0.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                                            0.63%           N/A      0.03%        0.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                                0.49%           N/A      0.03%        0.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                                        0.45%           N/A      0.03%        0.48%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares (10)                    0.65%          0.25%     0.02%        0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares (10)                 0.65%          0.25%     0.06%        0.96%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (10)                     0.65%          0.25%     0.05%        0.95%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (10)                             0.65%          0.25%     0.02%        0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (10)                      0.65%          0.25%     0.09%        0.99%
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio                                                        0.30%           N/A      0.45%        0.75%
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio (11)                            0.60%           N/A      0.60%        1.20%
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (11)                                          0.60%           N/A      0.55%        1.15%
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio                                     0.35%           N/A      0.50%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (12)                                                   0.75%           N/A      0.10%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (12)(13)                                         0.75%           N/A      0.16%        0.91%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (12)                                                   0.75%           N/A      0.12%        0.87%
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                                                        TOTAL
                                                                                                           OTHER      OPERATING
                                                                              MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (12)(13)                                                 0.90%           N/A      0.16%        1.06%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series (12)(13)                                                   0.75%           N/A      0.16%        0.91%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets Equity
  Portfolio (14)                                                                  1.09%           N/A      0.71%        1.80%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth Portfolio (2)(14)           0.48%           N/A      0.37%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income Portfolio (14)               0.21%           N/A      0.49%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio (2)(14)                                                               0.52%           N/A      0.63%        1.15%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield Portfolio (14)                 0.26%           N/A      0.54%        0.80%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (14)             0.00%           N/A      1.05%        1.05%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology Portfolio (14)                 0.59%           N/A      0.56%        1.15%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio (2)(14)                   0.31%           N/A      0.54%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced Portfolio (2)                 0.85%           N/A      0.14%        0.99%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited Maturity Bond
  Portfolio (2)                                                                   0.65%           N/A      0.11%        0.76%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners Portfolio (2)                 0.82%           N/A      0.10%        0.92%
---------------------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.



(3) The investment advisor, Deutsche Asset Management, Inc., has voluntarily agreed to waive its management fee and reimburse certain expenses. With expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses for Deutsche VIT EAFE-Registered Trademark- Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund were as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index
  Fund                                                        0.45%            N/A       0.20%       0.65%
------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                            0.20%            N/A       0.10%       0.30%
------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund                             0.35%            N/A       0.10%       0.45%
------------------------------------------------------------------------------------------------------------



(4) Actual annual class operating expenses were lower because of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



(5) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(6) The Fund administration fee is paid indirectly through the management fee.



(7) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(8) The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction Management Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund: Class 2                              0.53%           0.25%      0.28%       1.06%
------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(9) The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager has also agreed in advance to make an estimated reduction of 0.05% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions Management Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund: Class 1            0.43%            N/A       0.61%       1.04%
------------------------------------------------------------------------------------------------------------



(10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Aggressive Growth, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of any expense offset arrangement.



(11) Pursuant to a contractual agreement through at least fiscal year 2001, fees and expenses were reimbursed to the extent expenses exceeded 1.20% and 1.15% of the average daily net assets of J.P. Morgan International Opportunities Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio             0.60%            N/A       1.13%       1.73%
------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio                           0.60%            N/A       0.72%       1.32%
------------------------------------------------------------------------------------------------------------



(12) Each Series has an expense offset arrangement, which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                    0.75%            N/A       0.09%       0.84%
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                              0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                                    0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                                      0.90%            N/A       0.15%       1.05%
------------------------------------------------------------------------------------------------------------
MFS High Income Series                                        0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------



(13) MFS has contractually agreed through at least May 1, 2002, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                              0.75%            N/A       0.16%       0.91%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                                      0.90%            N/A       0.19%       1.09%
------------------------------------------------------------------------------------------------------------
MFS High Income Series                                        0.75%            N/A       0.24%       0.99%
------------------------------------------------------------------------------------------------------------



(14) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Fixed Income 0.70%; Global Value Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. These waivers shall remain in effect until May 1,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

    2002 at which time the adviser may terminate this waiver at its sole discretion. Without such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio                                            1.25%            N/A       0.71%       1.96%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio                                                   0.55%            N/A       0.37%       0.92%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income
  Portfolio                                                   0.40%            N/A       0.49%       0.89%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value
  Equity Portfolio                                            0.80%            N/A       0.63%       1.43%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio                                                   0.50%            N/A       0.54%       1.04%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio                                                   0.75%            N/A       1.54%       2.29%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio                                                   0.80%            N/A       0.56%       1.36%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio       0.55%            N/A       0.54%       1.09%
------------------------------------------------------------------------------------------------------------



    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.05% of such investment related expenses.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:



ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in common stocks of companies domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, money market instruments, and cash and equivalents.



DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)



DEUTSCHE VIT EQUITY 500 INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)



DEUTSCHE VIT SMALL CAP INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: INITIAL
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: INITIAL
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND OVERSEAS PORTFOLIO: INITIAL
CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND ASSET MANAGER PORTFOLIO: INITIAL CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.



TEMPLETON INTERNATIONAL SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth by investing primarily in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



(1) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.



(2) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.



(3) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.



J.P. MORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.



J.P. MORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks. The Portfolio invests primarily in small and medium sized U.S. companies where market capitalizations are greater than $100 million and less than $2 billion, typically represented by the Russell 2000 Index.



J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities. The Portfolio invests primarily in large- and medium-capitalization U.S. companies.



MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS INVESTORS TRUST SERIES (FORMERLY CALLED "MFS GROWTH WITH INCOME
SERIES") -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS NEW DISCOVERY SERIES -- Seeks capital appreciation.



MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO (FORMERLY CALLED "THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL EQUITY PORTFOLIO") -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds". The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may invest, to a limited extent, in foreign equity securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Deutsche Asset Management VIT Funds are managed by Deutsche Asset Management, Inc. Fidelity Variable Insurance Products Fund is managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisers Limited. The Templeton International Securities Fund is managed by Templeton Investment Counsel, Inc. Hartford Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, and Hartford Money Market HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Universal Institutional Funds, Inc. is managed by either Morgan Stanley Asset Management ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS"). Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  - ten (10) calendar days after we receive the initial premium; and

  - the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.
The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.
Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS


Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:


- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING


You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.


We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.


You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.


PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------


As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.


We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.


The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.



Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.



All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.



Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.


OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE-REGISTERED TRADEMARK-

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                   8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-present), Chief Executive Officer
                       (1997-present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
---------------------------------------------------------------
 Thomas M. Marra            President, Director
---------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
---------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.97%. The 0.97% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.97%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,340      12,340     250,000     11,017      11,017     250,000
          2                 30,355        24,433      24,433     250,000     21,855      21,855     250,000
          3                 46,680        36,322      36,322     250,000     32,517      32,517     250,000
          4                 63,821        48,028      48,028     250,000     43,009      43,009     250,000
          5                 81,819        59,570      59,570     250,000     53,331      53,331     250,000
          6                100,717        70,948      70,948     250,000     63,488      63,488     250,000
          7                120,560        82,173      82,173     250,000     73,475      73,475     250,000
          8                126,588        80,701      80,701     250,000     70,985      70,985     250,000
          9                132,917        79,215      79,215     250,000     68,373      68,373     250,000
         10                139,563        77,710      77,710     250,000     65,617      65,617     250,000
         11                146,541        76,242      76,242     250,000     62,701      62,701     250,000
         12                153,868        74,725      74,725     250,000     59,605      59,605     250,000
         13                161,561        73,149      73,149     250,000     56,316      56,316     250,000
         14                169,639        71,511      71,511     250,000     52,812      52,812     250,000
         15                178,121        69,806      69,806     250,000     49,069      49,069     250,000
         16                187,027        67,856      67,856     250,000     45,051      45,051     250,000
         17                196,378        65,787      65,787     250,000     40,715      40,715     250,000
         18                206,197        63,605      63,605     250,000     36,004      36,004     250,000
         19                216,507        61,287      61,287     250,000     30,852      30,852     250,000
         20                227,332        58,816      58,816     250,000     25,186      25,186     250,000

         25                290,140        44,122      44,122     250,000          0           0           0
         30                370,300        24,006      24,006     250,000          0           0           0
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,093      13,093     250,000     11,720      11,720     250,000
          2                 30,355        26,710      26,710     250,000     23,956      23,956     250,000
          3                 46,680        40,919      40,919     250,000     36,739      36,739     250,000
          4                 63,821        55,768      55,768     250,000     50,102      50,102     250,000
          5                 81,819        71,305      71,305     250,000     64,079      64,079     250,000
          6                100,717        87,563      87,563     250,000     78,710      78,710     250,000
          7                120,560       104,589     104,589     250,000     94,031      94,031     250,000
          8                126,588       109,114     109,114     250,000     97,032      97,032     250,000
          9                132,917       113,834     113,834     250,701    100,081     100,081     250,000
         10                139,563       118,750     118,750     254,306    103,170     103,170     250,000
         11                146,541       123,977     123,977     258,267    106,297     106,297     250,000
         12                153,868       129,407     129,407     262,376    109,458     109,458     250,000
         13                161,561       135,045     135,045     266,602    112,656     112,656     250,000
         14                169,639       140,898     140,898     270,948    115,891     115,891     250,000
         15                178,121       146,978     146,978     275,419    119,160     119,160     250,000
         16                187,027       153,322     153,322     280,080    122,456     122,456     250,000
         17                196,378       159,900     159,900     284,882    125,769     125,769     250,000
         18                206,197       166,732     166,732     289,857    129,087     129,087     250,000
         19                216,507       173,821     173,821     295,023    132,393     132,393     250,000
         20                227,332       181,172     181,172     300,391    135,673     135,673     250,000

         25                290,140       222,575     222,575     331,044    151,397     151,397     250,000
         30                370,300       273,137     273,137     369,683    164,376     164,376     250,000
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,846      13,846      250,000    12,423      12,423       250,000
          2                 30,355          29,078      29,078      250,000    26,143      26,143       250,000
          3                 46,680          45,889      45,889      250,000    41,309      41,309       250,000
          4                 63,821          64,472      64,472      250,000    58,092      58,092       250,000
          5                 81,819          85,035      85,035      250,000    76,680      76,680       250,000
          6                100,717         107,793     107,793      257,669    97,291      97,291       250,000
          7                120,560         132,907     132,907      308,547   120,004     120,004       278,762
          8                126,588         146,609     146,609      330,670   131,281     131,281       296,286
          9                132,917         161,716     161,716      354,508   143,571     143,571       314,938
         10                139,563         178,366     178,366      380,210   156,950     156,950       334,790
         11                146,541         196,890     196,890      408,262   171,511     171,511       355,918
         12                153,868         217,293     217,293      438,532   187,349     187,349       378,404
         13                161,561         239,759     239,759      471,140   204,577     204,577       402,334
         14                169,639         264,493     264,493      506,273   223,311     223,311       427,801
         15                178,121         291,726     291,726      544,137   243,679     243,679       454,903
         16                187,027         321,769     321,769      585,075   265,806     265,806       483,744
         17                196,378         354,817     354,817      629,230   289,825     289,825       514,435
         18                206,197         391,194     391,194      676,934   315,870     315,870       547,095
         19                216,507         431,212     431,212      728,508   344,078     344,078       581,851
         20                227,332         475,223     475,223      784,301   374,598     374,598       618,836

         25                290,140         771,524     771,524    1,142,219   568,454     568,454       842,550
         30                370,300       1,251,081   1,251,081    1,685,481   850,865     850,865     1,147,919
---------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,333      12,333     262,358     10,965      10,965     261,071
          2                 30,355        24,403      24,403     274,450     21,693      21,693     271,819
          3                 46,680        36,249      36,249     286,314     32,181      32,181     282,328
          4                 63,821        47,888      47,888     297,970     42,427      42,427     292,594
          5                 81,819        59,339      59,339     309,437     52,422      52,422     302,609
          6                100,717        70,598      70,598     320,712     62,161      62,161     312,369
          7                120,560        81,676      81,676     331,805     71,625      71,625     321,856
          8                126,588        80,050      80,050     330,180     68,588      68,588     318,830
          9                132,917        78,401      78,401     328,533     65,405      65,405     315,659
         10                139,563        76,722      76,722     326,856     62,051      62,051     312,319
         11                146,541        75,060      75,060     325,193     58,515      58,515     308,798
         12                153,868        73,328      73,328     323,466     54,777      54,777     305,077
         13                161,561        71,514      71,514     321,659     50,832      50,832     301,148
         14                169,639        69,615      69,615     319,767     46,662      46,662     296,998
         15                178,121        67,628      67,628     317,788     42,252      42,252     292,607
         16                187,027        65,266      65,266     315,457     37,571      37,571     287,949
         17                196,378        62,756      62,756     312,959     32,585      32,585     282,988
         18                206,197        60,110      60,110     310,325     27,249      27,249     277,681
         19                216,507        57,305      57,305     307,532     21,511      21,511     271,977
         20                227,332        54,321      54,321     304,563     15,324      15,324     265,826

         25                290,140        36,938      36,938     287,251          0           0           0
         30                370,300        14,454      14,454     264,861          0           0           0
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,086      13,086     263,047     11,664      11,664     261,714
          2                 30,355        26,678      26,678     276,596     23,777      23,777     273,790
          3                 46,680        40,835      40,835     290,706     36,353      36,353     286,326
          4                 63,821        55,602      55,602     305,421     49,408      49,408     299,340
          5                 81,819        71,020      71,020     320,784     62,951      62,951     312,841
          6                100,717        87,115      87,115     336,821     76,997      76,997     326,845
          7                120,560       103,927     103,927     353,571     91,547      91,547     341,352
          8                126,588       108,204     108,204     357,835     93,655      93,655     343,465
          9                132,917       112,636     112,636     362,254     95,668      95,668     345,487
         10                139,563       117,220     117,220     366,825     97,556      97,556     347,386
         11                146,541       122,057     122,057     371,641     99,299      99,299     349,140
         12                153,868       127,032     127,032     376,603    100,867     100,867     350,724
         13                161,561       132,138     132,138     381,698    102,243     102,243     352,116
         14                169,639       137,377     137,377     386,926    103,399     103,399     353,291
         15                178,121       142,751     142,751     392,289    104,304     104,304     354,217
         16                187,027       148,092     148,092     397,632    104,913     104,913     354,851
         17                196,378       153,515     153,515     403,048    105,172     105,172     355,140
         18                206,197       159,040     159,040     408,564    105,014     105,014     355,018
         19                216,507       164,642     164,642     414,160    104,364     104,364     354,409
         20                227,332       170,306     170,306     419,819    103,141     103,141     353,235

         25                290,140       199,833     199,833     449,313     85,725      85,725     336,163
         30                370,300       230,458     230,458     479,930     38,439      38,439     289,535
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,838      13,838      263,733    12,364      12,364       262,355
          2                 30,355          29,043      29,043      278,818    25,947      25,947       275,831
          3                 46,680          45,794      45,794      295,435    40,869      40,869       290,637
          4                 63,821          64,276      64,276      313,766    57,268      57,268       306,907
          5                 81,819          84,687      84,687      334,008    75,289      75,289       324,787
          6                100,717         107,226     107,226      356,362    95,096      95,096       344,438
          7                120,560         132,129     132,129      381,058   116,855     116,855       366,026
          8                126,588         145,604     145,604      394,423   127,064     127,064       376,163
          9                132,917         160,467     160,467      409,165   138,161     138,161       387,182
         10                139,563         176,855     176,855      425,421   150,213     150,213       399,152
         11                146,541         195,099     195,099      443,501   163,308     163,308       412,155
         12                153,868         215,207     215,207      463,447   177,533     177,533       426,282
         13                161,561         237,369     237,369      485,430   193,000     193,000       441,641
         14                169,639         261,801     261,801      509,663   209,821     209,821       458,343
         15                178,121         288,741     288,741      538,569   228,119     228,119       476,512
         16                187,027         318,476     318,476      579,087   248,016     248,016       496,270
         17                196,378         351,185     351,185      622,789   269,643     269,643       517,746
         18                206,197         387,189     387,189      670,004   293,133     293,133       541,073
         19                216,507         426,797     426,797      721,048   318,624     318,624       566,390
         20                227,332         470,356     470,356      776,269   346,274     346,274       593,851

         25                290,140         763,619     763,619    1,130,516   523,836     523,836       776,418
         30                370,300       1,238,259   1,238,259    1,668,207   784,022     784,022     1,057,740
---------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,140       5,140     250,000      3,969       3,969     250,000
          2                 12,915        10,119      10,119     250,000      7,815       7,815     250,000
          3                 19,861        14,974      14,974     250,000     11,534      11,534     250,000
          4                 27,154        19,726      19,726     250,000     15,126      15,126     250,000
          5                 34,812        24,389      24,389     250,000     18,583      18,583     250,000
          6                 42,853        28,962      28,962     250,000     21,902      21,902     250,000
          7                 51,296        33,454      33,454     250,000     25,068      25,068     250,000
          8                 60,161        37,986      37,986     250,000     28,188      28,188     250,000
          9                 69,469        42,430      42,430     250,000     31,129      31,129     250,000
         10                 79,242        46,783      46,783     250,000     33,874      33,874     250,000
         11                 89,504        51,076      51,076     250,000     36,415      36,415     250,000
         12                100,279        55,258      55,258     250,000     38,740      38,740     250,000
         13                111,593        59,324      59,324     250,000     40,846      40,846     250,000
         14                123,473        63,275      63,275     250,000     42,722      42,722     250,000
         15                135,947        67,112      67,112     250,000     44,357      44,357     250,000
         16                149,044        70,669      70,669     250,000     45,726      45,726     250,000
         17                162,796        74,089      74,089     250,000     46,802      46,802     250,000
         18                177,236        77,386      77,386     250,000     47,547      47,547     250,000
         19                192,398        80,545      80,545     250,000     47,916      47,916     250,000
         20                208,318        83,559      83,559     250,000     47,865      47,865     250,000

         25                300,684        96,719      96,719     250,000     39,670      39,670     250,000
         30                418,569       106,355     106,355     250,000      9,498       9,498     250,000
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,457       5,457     250,000      4,245       4,245     250,000
          2                 12,915        11,072      11,072     250,000      8,616       8,616     250,000
          3                 19,861        16,890      16,890     250,000     13,117      13,117     250,000
          4                 27,154        22,941      22,941     250,000     17,752      17,752     250,000
          5                 34,812        29,250      29,250     250,000     22,521      22,521     250,000
          6                 42,853        35,827      35,827     250,000     27,429      27,429     250,000
          7                 51,296        42,693      42,693     250,000     32,468      32,468     250,000
          8                 60,161        49,992      49,992     250,000     37,763      37,763     250,000
          9                 69,469        57,611      57,611     250,000     43,189      43,189     250,000
         10                 79,242        65,562      65,562     250,000     48,740      48,740     250,000
         11                 89,504        73,919      73,919     250,000     54,422      54,422     250,000
         12                100,279        82,635      82,635     250,000     60,237      60,237     250,000
         13                111,593        91,727      91,727     250,000     66,195      66,195     250,000
         14                123,473       101,218     101,218     250,000     72,307      72,307     250,000
         15                135,947       111,136     111,136     250,000     78,581      78,581     250,000
         16                149,044       121,486     121,486     250,000     85,018      85,018     250,000
         17                162,796       132,328     132,328     250,000     91,623      91,623     250,000
         18                177,236       143,712     143,712     250,000     98,396      98,396     250,000
         19                192,398       155,570     155,570     264,046    105,337     105,337     250,000
         20                208,318       167,899     167,899     278,383    112,454     112,454     250,000

         25                300,684       237,547     237,547     353,314    151,600     151,600     250,000
         30                418,569       322,815     322,815     436,921    199,296     199,296     270,122
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  6,300           5,774       5,774      250,000     4,521       4,521     250,000
          2                 12,915          12,063      12,063      250,000     9,452       9,452     250,000
          3                 19,861          18,963      18,963      250,000    14,835      14,835     250,000
          4                 27,154          26,559      26,559      250,000    20,720      20,720     250,000
          5                 34,812          34,942      34,942      250,000    27,157      27,157     250,000
          6                 42,853          44,196      44,196      250,000    34,208      34,208     250,000
          7                 51,296          54,423      54,423      250,000    41,931      41,931     250,000
          8                 60,161          65,867      65,867      250,000    50,531      50,531     250,000
          9                 69,469          78,521      78,521      250,000    59,970      59,970     250,000
         10                 79,242          92,515      92,515      250,000    70,338      70,338     250,000
         11                 89,504         108,094     108,094      250,000    81,754      81,754     250,000
         12                100,279         125,343     125,343      252,961    94,350      94,350     250,000
         13                111,593         144,367     144,367      283,690   108,286     108,286     250,000
         14                123,473         165,326     165,326      316,455   123,745     123,745     250,000
         15                135,947         188,414     188,414      351,437   140,851     140,851     262,944
         16                149,044         213,886     213,886      388,909   159,465     159,465     290,213
         17                162,796         241,920     241,920      429,019   179,698     179,698     318,963
         18                177,236         272,789     272,789      472,042   201,670     201,670     349,299
         19                192,398         306,761     306,761      518,254   225,503     225,503     381,335
         20                208,318         344,135     344,135      567,956   251,327     251,327     415,192

         25                300,684         595,864     595,864      882,158   415,960     415,960     616,527
         30                418,569       1,003,385   1,003,385    1,351,780   656,905     656,905     886,244
--------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,137       5,137     255,154      3,949       3,949     254,048
          2                 12,915        10,106      10,106     260,137      7,753       7,753     257,864
          3                 19,861        14,944      14,944     264,985     11,409      11,409     261,532
          4                 27,154        19,668      19,668     269,719     14,912      14,912     265,048
          5                 34,812        24,294      24,294     274,353     18,252      18,252     268,401
          6                 42,853        28,818      28,818     278,886     21,423      21,423     271,587
          7                 51,296        33,250      33,250     283,325     24,406      24,406     274,585
          8                 60,161        37,708      37,708     287,791     27,304      27,304     277,500
          9                 69,469        42,064      42,064     292,155     29,977      29,977     280,192
         10                 79,242        46,310      46,310     296,411     32,403      32,403     282,638
         11                 89,504        50,471      50,471     300,579     34,570      34,570     284,827
         12                100,279        54,490      54,490     304,610     36,461      36,461     286,741
         13                111,593        58,359      58,359     308,490     38,070      38,070     288,373
         14                123,473        62,072      62,072     312,217     39,383      39,383     289,710
         15                135,947        65,630      65,630     315,788     40,382      40,382     290,736
         16                149,044        68,751      68,751     318,945     41,040      41,040     291,422
         17                162,796        71,664      71,664     321,875     41,323      41,323     291,736
         18                177,236        74,385      74,385     324,612     41,187      41,187     291,634
         19                192,398        76,888      76,888     327,133     40,582      40,582     291,068
         20                208,318        79,157      79,157     329,421     39,459      39,459     289,988

         25                300,684        87,210      87,210     337,568     24,737      24,737     275,527
         30                418,569        88,840      88,840     339,314          0           0           0
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,454       5,454     255,444      4,223       4,223     254,302
          2                 12,915        11,058      11,058     261,036      8,548       8,548     258,618
          3                 19,861        16,856      16,856     266,817     12,972      12,972     263,034
          4                 27,154        22,872      22,872     272,815     17,495      17,495     267,548
          5                 34,812        29,132      29,132     279,054     22,108      22,108     272,153
          6                 42,853        35,641      35,641     285,542     26,808      26,808     276,846
          7                 51,296        42,420      42,420     292,298     31,575      31,575     281,607
          8                 60,161        49,607      49,607     299,460     36,521      36,521     286,548
          9                 69,469        57,083      57,083     306,911     41,504      41,504     291,529
         10                 79,242        64,853      64,853     314,657     46,502      46,502     296,525
         11                 89,504        72,977      72,977     322,751     51,498      51,498     301,521
         12                100,279        81,394      81,394     331,143     56,471      56,471     306,496
         13                111,593        90,107      90,107     339,831     61,412      61,412     311,439
         14                123,473        99,125      99,125     348,822     66,298      66,298     316,331
         15                135,947       108,458     108,458     358,129     71,108      71,108     321,147
         16                149,044       117,901     117,901     367,562     75,803      75,803     325,852
         17                162,796       127,629     127,629     377,266     80,339      80,339     330,401
         18                177,236       137,670     137,670     387,280     84,658      84,658     334,739
         19                192,398       148,011     148,011     397,596     88,693      88,693     338,798
         20                208,318       158,647     158,647     408,207     92,375      92,375     342,510

         25                300,684       216,963     216,963     466,375    103,142     103,142     353,514
         30                418,569       284,210     284,210     533,467     91,281      91,281     342,176
------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,771       5,771       255,733     4,498       4,498     254,555
          2                 12,915        12,048      12,048       261,967     9,377       9,377     259,401
          3                 19,861        18,924      18,924       268,790    14,669      14,669     264,657
          4                 27,154        26,478      26,478       276,285    20,414      20,414     270,362
          5                 34,812        34,798      34,798       284,538    26,645      26,645     276,551
          6                 42,853        43,960      43,960       293,627    33,408      33,408     283,267
          7                 51,296        54,062      54,062       303,646    40,734      40,734     290,544
          8                 60,161        65,336      65,336       314,829    48,798      48,798     298,554
          9                 69,469        77,763      77,763       327,155    57,521      57,521     307,220
         10                 79,242        91,457      91,457       340,739    66,947      66,947     316,585
         11                 89,504       106,630     106,630       355,783    77,136      77,136     326,706
         12                100,279       123,338     123,338       372,357    88,145      88,145     337,645
         13                111,593       141,735     141,735       390,606   100,053     100,053     349,474
         14                123,473       161,995     161,995       410,703   112,937     112,937     362,272
         15                135,947       184,316     184,316       432,845   126,877     126,877     376,121
         16                149,044       208,823     208,823       457,160   141,953     141,953     391,097
         17                162,796       235,822     235,822       483,941   158,244     158,244     407,282
         18                177,236       265,598     265,598       513,474   175,829     175,829     424,754
         19                192,398       298,425     298,425       546,035   194,786     194,786     443,592
         20                208,318       334,617     334,617       581,933   215,204     215,204     463,882

         25                300,684       579,928     579,928       858,566   343,391     343,391     591,270
         30                418,569       977,535     977,535     1,316,955   527,057     527,057     773,867
-------------------------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource (Hartford Advisers, Hartford Bond, Hartford Capital Appreciation, Hartford Money Market, Hartford Stock, Neuberger Berman AMT Partners, Neuberger Berman AMT Balanced, Neuberger Berman AMT Limited Maturity Bond, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund High Income, Fidelity VIP Fund Overseas, Fidelity VIP Fund II Asset Manager, Alger American Small Capitalization, Alger American Growth, J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan Small Company, J.P. Morgan International Opportunities, MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity, MSDW Universal Funds Emerging Markets Equity, MSDW Universal Funds Mid Cap, MSDW Universal Funds Technology, BT Equity 500 Index, BT Small Cap Index, BT EAFE Equity Index, American Funds Asset Allocation, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds International, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen International Growth, Janus Aspen Worldwide Growth, MFS Capital Opportunities, MFS Emerging Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, Franklin Small Cap, Franklin Strategic Income Securities, Franklin Templeton Mutual Shares Securities, Templeton Growth Securities and Templeton International Securities investment divisions) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations for the periods presented in the year then ended and the changes in their net assets for the periods presented in the two years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 2000                  Hartford     Hartford     Hartford       Hartford     Hartford
                                    Advisers     Bond         Capital        Money        Stock
                                    Investment   Investment   Appreciation   Market       Investment
                                    Division     Division     Investment     Investment   Division
                                                              Division       Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 ------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 272,310
  Cost $726,582
  ...............................................................................................
    Market Value                     $725,721            --            --            --        --
 ------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 2,008,624
  Cost $2,112,664
  ...............................................................................................
    Market Value                           --    $2,225,359            --            --        --
 ------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 404,895
  Cost $2,349,023
  ...............................................................................................
    Market Value                           --            --    $2,399,403            --        --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND,
 INC. - CLASS IA
  Shares 1,529,188
  Cost $1,529,188
  ...............................................................................................
    Market Value                           --            --            --    $1,529,188        --
 ------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 5,957
  Cost $36,560
  ...............................................................................................
    Market Value                           --            --            --            --   $35,028
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --       108,999            --       282
  ...............................................................................................
 Receivable from fund shares sold          39            --            --        37,846        --
  ...............................................................................................
 TOTAL ASSETS                         725,760     2,225,359     2,508,402     1,567,034    35,310
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                39         3,260            --        14,619        --
  ...............................................................................................
 Payable for fund shares purchased         --           783         2,370            --       282
  ...............................................................................................
 TOTAL LIABILITIES                         39         4,043         2,370        14,619       282
 ------------------------------------------------------------------------------------------------
 NET ASSETS                          $725,721    $2,221,316    $2,506,032    $1,552,415   $35,028
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           72,053       171,737       114,828       127,373     3,670
 Unit price                          $  10.07    $    12.86    $    21.64    $    12.10   $  9.54
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                --         1,000         1,000           948        --
 Unit price                          $  10.07    $    12.86    $    21.64    $    12.10   $  9.54
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Neuberger      Neuberger  Neuberger    Fidelity     Fidelity
                                    Berman         Berman     Berman AMT   VIP Fund     VIP Fund
                                    AMT Partners   AMT        Limited      Equity-Income High
                                    Investment     Balanced   Maturity     Investment   Income
                                    Division       Investment Bond         Division     Investment
                                                   Division   Investment                Division
                                                              Division
 -----------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 -----------------------------------------------------------------------------------------------
 PARTNERS PORTFOLIO
  Shares 102,302
  Cost $3,427,722
  ..............................................................................................
    Market Value                     $1,654,217          --          --            --         --
 -----------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 31,964
  Cost $498,860
  ..............................................................................................
    Market Value                             --    $552,333          --            --         --
 -----------------------------------------------------------------------------------------------
 LIMITED MATURITY BOND PORTFOLIO
  Shares 18,359
  Cost $253,509
  ..............................................................................................
    Market Value                             --          --    $242,155            --         --
 -----------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 -----------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 62,684
  Cost $1,487,402
  ..............................................................................................
    Market Value                             --          --          --    $1,599,686         --
 -----------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 20,265
  Cost $225,291
  ..............................................................................................
    Market Value                             --          --          --            --   $165,765
 -----------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                  --     143,725         344        47,680     13,184
  ..............................................................................................
 Receivable from fund shares sold            --          --          --            --         --
  ..............................................................................................
 TOTAL ASSETS                         1,654,217     696,058     242,499     1,647,366    178,949
  ..............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company              19,588          --          --            --         --
  ..............................................................................................
 Payable for fund share purchased            --          --          --            --         --
  ..............................................................................................
 TOTAL LIABILITIES                       19,588          --          --            --         --
 -----------------------------------------------------------------------------------------------
 NET ASSETS                          $1,634,629    $696,058    $242,499    $1,647,366   $178,949
 -----------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            108,890      40,486      19,556       100,973     18,148
 Unit price                          $    14.88    $  16.78    $  11.80    $    16.16   $   9.35
  ..............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company               1,000       1,000       1,000           988      1,000
 Unit price                          $    14.88    $  16.78    $  11.80    $    16.16   $   9.35
 -----------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Fidelity     Fidelity   Alger        Alger        J.P.
                                    VIP Fund     VIP Fund   American     American     Morgan
                                    Overseas     II         Small        Growth       Bond
                                    Investment   Asset      Capitalization Investment Investment
                                    Division     Manager    Investment   Division     Division
                                                 Investment Division
                                                 Division
 ASSETS:
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 ---------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO
  Shares 36,190
  Cost $819,072
  ............................................................................................
    Market Value                     $723,437          --          --            --         --
 ---------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 ---------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 15,483
  Cost $263,557
  ............................................................................................
    Market Value                           --    $247,732          --            --         --
 ---------------------------------------------------------------------------------------------
 INVESTMENTS IN THE ALGER AMERICAN
 FUNDS:
 ---------------------------------------------------------------------------------------------
 ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
  Shares 25,724
  Cost $1,005,609
  ............................................................................................
    Market Value                           --          --    $604,256            --         --
 ---------------------------------------------------------------------------------------------
 ALGER AMERICAN GROWTH PORTFOLIO
  Shares 61,714
  Cost $3,178,760
  ............................................................................................
    Market Value                           --          --          --    $2,917,207         --
 ---------------------------------------------------------------------------------------------
 INVESTMENTS IN J.P. MORGAN
 SERIES TRUST II:
 ---------------------------------------------------------------------------------------------
 J.P. MORGAN BOND PORTFOLIO
  Shares 74,427
  Cost $854,667
  ............................................................................................
    Market Value                           --          --          --            --   $867,075
 ---------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company            25,690      24,569      19,769        56,112      1,002
  ............................................................................................
 Receivable from fund share sold           --          --          --            --         --
  ............................................................................................
 TOTAL ASSETS                         749,127     272,301     624,025     2,973,319    868,077
  ............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --          --          --            --         --
  ............................................................................................
 Payable for fund share purchased          --          --         135            --         --
  ............................................................................................
 TOTAL LIABILITIES                         --          --         135            --         --
 ---------------------------------------------------------------------------------------------
 NET ASSETS                          $749,127    $272,301    $623,890    $2,973,319   $868,077
 ---------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           50,129      17,725      47,172       145,214     74,348
 Unit price                          $  14.46    $  14.54    $  12.95    $    20.34   $  11.52
  ............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,661       1,000       1,002         1,000      1,000
 Unit price                          $  14.46    $  14.54    $  12.95    $    20.34   $  11.52
 ---------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  J.P. Morgan    J.P. Morgan  J.P. Morgan    MSDW         MSDW
                                    U.S.           Small        International  Universal    Universal
                                    Disciplined    Company      Opportunities  Funds Fixed  Funds
                                    Equity         Investment   Investment     Income       High
                                    Investment     Division     Division       Investment   Yield
                                    Division                                   Division     Investment
                                                                                            Division
 ASSETS:
 INVESTMENTS IN J.P. MORGAN
 SERIES TRUST II:
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN U.S. DISCIPLINED
 EQUITY PORTFOLIO
  Shares 502,792
  Cost $8,072,951
  ..................................................................................................
    Market Value                     $7,491,600            --            --            --         --
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN SMALL COMPANY
 PORTFOLIO
  Shares 111,725
  Cost $1,547,403
  ..................................................................................................
    Market Value                             --    $1,606,607            --            --         --
 ---------------------------------------------------------------------------------------------------
 J.P. MORGAN INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
  Shares 307,446
  Cost $3,550,019
  ..................................................................................................
    Market Value                             --            --    $3,489,507            --         --
 ---------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL
 FUNDS, INC.:
 ---------------------------------------------------------------------------------------------------
 FIXED INCOME PORTFOLIO
  Shares 653,936
  Cost $6,875,851
  ..................................................................................................
    Market Value                             --            --            --    $6,872,867         --
 ---------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 56,376
  Cost $575,156
  ..................................................................................................
    Market Value                             --            --            --            --   $448,749
 ---------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                  --            --            --        19,484        557
  ..................................................................................................
 Receivable from fund share sold             --            --            --         1,322         --
  ..................................................................................................
 TOTAL ASSETS                         7,491,600     1,606,607     3,489,507     6,893,673    449,306
  ..................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company              23,898        11,774        15,894            --         --
  ..................................................................................................
 Payable for fund share purchased            --           145           366            --         --
  ..................................................................................................
 TOTAL LIABILITIES                       23,898        11,919        16,260            --         --
 ---------------------------------------------------------------------------------------------------
 NET ASSETS                          $7,467,702    $1,594,688    $3,473,247    $6,893,673   $449,306
 ---------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            576,233       127,279       293,146       590,903     45,190
 Unit price                          $    12.94    $    12.43    $    11.81    $    11.67   $   9.73
  ..................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                 991         1,000         1,000            --      1,000
 Unit price                          $    12.94    $    12.43    $    11.81    $    11.67   $   9.73
 ---------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MSDW         MSDW      MSDW         MSDW         MSDW
                                    Universal    Universal Universal    Universal    Universal
                                    Funds        Funds     Funds        Funds        Funds
                                    Equity       Value     Global       Emerging     Mid-Cap
                                    Growth       Investment Equity      Markets      Investment
                                    Investment   Division  Investment   Equity       Division
                                    Division               Division     Investment
                                                                        Division
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL
 FUNDS, INC.:
 --------------------------------------------------------------------------------------------
 EQUITY GROWTH PORTFOLIO
  Shares 26,016
  Cost $377,638
  ...........................................................................................
    Market Value                     $436,029         --          --            --         --
 --------------------------------------------------------------------------------------------
 VALUE PORTFOLIO
  Shares 6,779
  Cost $77,497
  ...........................................................................................
    Market Value                           --    $89,137          --            --         --
 --------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 48,096
  Cost $591,574
  ...........................................................................................
    Market Value                           --         --    $634,387            --         --
 --------------------------------------------------------------------------------------------
 EMERGING MARKETS EQUITY PORTFOLIO
  Shares 198,887
  Cost $2,294,646
  ...........................................................................................
    Market Value                           --         --          --    $1,410,106         --
 --------------------------------------------------------------------------------------------
 MID-CAP GROWTH PORTFOLIO
  Shares 34,324
  Cost $480,672
  ...........................................................................................
    Market Value                           --         --          --            --   $423,904
 --------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               816        118          62            --         --
  ...........................................................................................
 Receivable from fund share sold           --         --          --            --         --
  ...........................................................................................
 TOTAL ASSETS                         436,845     89,255     634,449     1,410,106    423,904
  ...........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --         --          --           521         69
  ...........................................................................................
 Payable for fund share purchased          --         --          --            --         --
  ...........................................................................................
 TOTAL LIABILITIES                         --         --          --           521         69
 --------------------------------------------------------------------------------------------
 NET ASSETS                          $436,845    $89,255    $634,449    $1,409,585   $423,835
 --------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           29,447      6,352      48,325       148,488     41,040
 Unit price                          $  14.35    $ 12.14    $  12.86    $     9.43   $  10.33
  ...........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000      1,000       1,000         1,000         --
 Unit price                          $  14.35    $ 12.14    $  12.86    $     9.43   $  10.33
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MSDW        BT Equity    BT Small   BT EAFE    American
                                    Universal   500 Index    Cap Index  Equity     Funds
                                    Funds       Investment   Investment Index      Asset
                                    Technology  Division     Division   Investment Allocation
                                    Investment                          Division   Investment
                                    Division                                       Division
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS,
 INC.:
 ------------------------------------------------------------------------------------------
 TECHNOLOGY PORTFOLIO
  Shares 3,681
  Cost $51,175
  .........................................................................................
  Market Value                       $34,820            --         --         --        --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUND
 TRUST:
 ------------------------------------------------------------------------------------------
 EQUITY 500 INDEX FUND
  Shares 241,195
  Cost $3,044,947
  .........................................................................................
    Market Value                          --    $3,321,252         --         --        --
 ------------------------------------------------------------------------------------------
 SMALL CAP INDEX FUND
  Shares 66,584
  Cost $771,900
  .........................................................................................
    Market Value                          --            --   $739,079         --        --
 ------------------------------------------------------------------------------------------
 EAFE EQUITY INDEX FUND
  Shares 31,916
  Cost $389,970
  .........................................................................................
    Market Value                          --            --         --   $355,540        --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN AMERICAN FUNDS
 INSURANCE SERIES:
 ------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUND - CLASS 2
  Shares 766
  Cost $11,463
  .........................................................................................
    Market Value                          --            --         --         --   $12,008
 ------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               --         2,452         22         57        --
  .........................................................................................
 Receivable from fund share sold          --            --         --         --        --
  .........................................................................................
 TOTAL ASSETS                         34,820     3,323,704    739,101    355,597    12,008
  .........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                6            --         --         --        12
  .........................................................................................
 Payable for fund share purchased         --         1,938         --         --        --
  .........................................................................................
 TOTAL LIABILITIES                         6         1,938         --         --        12
 ------------------------------------------------------------------------------------------
 NET ASSETS                          $34,814    $3,321,766   $739,101   $355,597   $11,996
 ------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           4,104       252,709     67,617     30,568     1,144
 Unit price                          $  8.48    $    13.14   $  10.77   $  11.63   $ 10.49
  .........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company               --            --      1,000         --        --
 Unit price                          $  8.48    $    13.14   $  10.77   $  11.63   $ 10.49
 ------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  American     American  American     American   Janus
                                    Funds        Funds     Funds        Funds      Aspen
                                    Global       Global    Growth       International Aggressive
                                    Growth       Small     Investment   Investment Growth
                                    Investment   Capitalization Division Division  Investment
                                    Division     Investment                        Division
                                                 Division
 ASSETS:
 INVESTMENTS IN AMERICAN FUNDS
 INSURANCE SERIES:
 -------------------------------------------------------------------------------------------
 GLOBAL GROWTH FUND - CLASS 2
  Shares 7,661
  Cost $144,496
  ..........................................................................................
    Market Value                     $131,854         --           --         --         --
 -------------------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND
 -CLASS 2
  Shares 2,646
  Cost $44,586
  ..........................................................................................
    Market Value                           --    $37,675           --         --         --
 -------------------------------------------------------------------------------------------
 GROWTH FUND - CLASS 2
  Shares 17,746
  Cost $1,400,526
  ..........................................................................................
    Market Value                           --         --   $1,300,579         --         --
 -------------------------------------------------------------------------------------------
 INTERNATIONAL FUND - CLASS 2
  Shares 29,915
  Cost $669,395
  ..........................................................................................
    Market Value                           --         --           --   $614,153         --
 -------------------------------------------------------------------------------------------
 INVESTMENTS IN JANUS ASPEN
 SERIES:
 -------------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH PORTFOLIO
  Shares 14,222
  Cost $750,816
  ..........................................................................................
    Market Value                           --         --           --         --   $511,560
 -------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               559        466        1,445          4      3,055
  ..........................................................................................
 Receivable from fund share sold           --         --           --         --         --
  ..........................................................................................
 TOTAL ASSETS                         132,413     38,141    1,302,024    614,157    514,615
  ..........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --         --           --         --         --
  ..........................................................................................
 Payable for fund share purchased         557        465        1,444         --      3,048
  ..........................................................................................
 TOTAL LIABILITIES                        557        465        1,444         --      3,048
 -------------------------------------------------------------------------------------------
 NET ASSETS                          $131,856    $37,676   $1,300,580   $614,157   $511,567
 -------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           15,071      4,258      128,023     70,380     60,252
 Unit price                          $   8.75    $  8.85   $    10.16   $   8.73   $   8.49
  ..........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                --         --           --         --         --
 Unit price                          $   8.75    $  8.85   $    10.16   $   8.73   $   8.49
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Janus Aspen    Janus      Janus      Janus      MFS
                                    Balanced       Aspen      Aspen      Aspen      Capital
                                    Investment     Flexible   International Worldwide Opportunities
                                    Division       Income     Growth     Growth     Investment
                                                   Investment Investment Investment Division
                                                   Division   Division   Division
 ASSETS:
 INVESTMENTS IN JANUS ASPEN
 SERIES:
 --------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 41,300
  Cost $1,106,171
  ...........................................................................................
    Market Value                     $1,029,620          --         --         --         --
 --------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO
  Shares 32,445
  Cost $368,044
  ...........................................................................................
    Market Value                             --    $377,011         --         --         --
 --------------------------------------------------------------------------------------------
 INTERNATIONAL GROWTH PORTFOLIO
  Shares 4,817
  Cost $174,917
  ...........................................................................................
    Market Value                             --          --   $147,584         --         --
 --------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO
  Shares 7,255
  Cost $315,530
  ...........................................................................................
    Market Value                             --          --         --   $266,769         --
 --------------------------------------------------------------------------------------------
 INVESTMENTS IN MFS VARIABLE
 INSURANCE TRUST:
 --------------------------------------------------------------------------------------------
 CAPITAL OPPORTUNITIES SERIES
  Shares 9,199
  Cost $197,167
  ...........................................................................................
    Market Value                             --          --         --         --   $177,178
 --------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                  --          77        606        615         45
  ...........................................................................................
 Receivable from fund share sold             --          --         --         --         --
  ...........................................................................................
 TOTAL ASSETS                         1,029,620     377,088    148,190    267,384    177,223
  ...........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                   2          --         --         --         --
  ...........................................................................................
 Payable for fund share purchased            --          --        603        612         --
  ...........................................................................................
 TOTAL LIABILITIES                            2          --        603        612         --
 --------------------------------------------------------------------------------------------
 NET ASSETS                          $1,029,618    $377,088   $147,587   $266,772   $177,223
 --------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants             99,189      35,276     16,132     28,650     18,079
 Unit price                          $    10.38    $  10.69   $   9.15   $   9.31   $   9.80
  ...........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                  --          --         --         --         --
 Unit price                          $    10.38    $  10.69   $   9.15   $   9.31   $   9.80
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MFS         MFS Growth   MFS        MFS        Franklin
                                    Emerging    with Income  High       New        Small
                                    Growth      Investment   Income     Discovery  Cap
                                    Investment  Division     Investment Investment Investment
                                    Division                 Division   Division   Division
 ASSETS:
 INVESTMENTS IN MFS VARIABLE
 INSURANCE TRUST:
 ------------------------------------------------------------------------------------------
 EMERGING GROWTH SERIES
  Shares 4,947
  Cost $168,563
  .........................................................................................
    Market Value                     $142,664           --         --         --         --
 ------------------------------------------------------------------------------------------
 GROWTH WITH INCOME SERIES
  Shares 22,064
  Cost $468,806
  .........................................................................................
    Market Value                           --   $  463,561         --         --         --
 ------------------------------------------------------------------------------------------
 HIGH INCOME SERIES
  Shares 5,955
  Cost $63,215
  .........................................................................................
    Market Value                           --           --   $ 58,596         --         --
 ------------------------------------------------------------------------------------------
 NEW DISCOVERY SERIES
  Shares 37,472
  Cost $644,385
  .........................................................................................
    Market Value                           --           --         --   $622,413         --
 ------------------------------------------------------------------------------------------
 INVESTMENTS IN FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS
 TRUST:
 ------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP FUND -
 CLASS 2
  Shares 6,249
  Cost $157,426
  .........................................................................................
    Market Value                           --           --         --         --   $132,111
 ------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               991          247         65     64,343         --
  .........................................................................................
 Receivable from fund share sold           --           --         --         --        554
  .........................................................................................
 TOTAL ASSETS                         143,655      463,808     58,661    686,756    132,665
  .........................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                --           --         --         --          1
  .........................................................................................
 Payable for fund share purchased         989          249         --     80,134        550
  .........................................................................................
 TOTAL LIABILITIES                        989          249         --     80,134        551
 ------------------------------------------------------------------------------------------
 NET ASSETS                          $142,666   $  463,559   $ 58,661   $606,622   $132,114
 ------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           15,266       45,542      6,224     58,225     13,872
 Unit price                          $   9.35   $    10.18   $   9.42   $  10.42   $   9.52
  .........................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company                --           --         --         --         --
 Unit price                          $   9.35   $    10.18   $   9.42   $  10.42   $   9.52
 ------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Franklin    Franklin     Templeton  Templeton
                                    Strategic   Templeton    Growth     International
                                    Income      Mutual       Securities Securities
                                    Securities  Shares       Investment Investment
                                    Investment  Securities   Division   Division
                                    Division    Investment
                                                Division
 ASSETS:
 INVESTMENTS IN FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS
 TRUST:
 --------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME
 SECURITIES FUND - CLASS 2
  Shares 5,429
  Cost$54,954
  ...............................................................................
    Market Value                     $53,690            --         --         --
 --------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND -
 CLASS 2
  Shares 12,780
  Cost $167,812
  ...............................................................................
    Market Value                          --     $ 181,736         --         --
 --------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
 -CLASS 2
  Shares 2,569
  Cost $33,922
  ...............................................................................
    Market Value                          --            --   $ 35,195         --
 --------------------------------------------------------------------------------
 TEMPLETON INTERNATIONAL
 SECURITIES FUND - CLASS 2
  Shares 2,106
  Cost $40,372
  ...............................................................................
    Market Value                          --            --         --   $ 39,312
 --------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               55            --        142        487
  ...............................................................................
 Receivable from fund share sold          --            --         --         --
  ...............................................................................
 TOTAL ASSETS                         53,745       181,736     35,337     39,799
  ...............................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               --            13         --         --
  ...............................................................................
 Payable for fund share purchased         --            --        140        487
  ...............................................................................
 TOTAL LIABILITIES                        --            13        140        487
 --------------------------------------------------------------------------------
 NET ASSETS                          $53,745     $ 181,723   $ 35,197   $ 39,312
 --------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           4,999        16,422      3,358      3,735
 Unit price                          $ 10.75     $   11.07   $  10.48   $  10.52
  ...............................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company               --            --         --         --
 Unit price                          $ 10.75     $   11.07   $  10.48   $  10.52
 --------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford     Hartford       Hartford       Hartford
December 31, 2000                                             Advisers     Bond         Capital        Money          Stock
                                                              Investment   Investment   Appreciation   Market         Investment
                                                              Division     Division     Investment     Investment     Division*
                                                                                        Division       Division
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $ 4,314      $  5,772     $  15,052       $ 94,074      $   229
 ...............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                          (995)       (9,863)      (12,137)       (10,526)         (60)
 ...............................................................................................................................
 Net investment income (loss)                                    3,319        (4,091)        2,915         83,548          169
 ...............................................................................................................................
CAPITAL GAINS INCOME (LOSS)                                         --            --       220,640            (22)         170
 ...............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                (520)          873        (1,400)            --         (504)
 ...............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (861)      176,277      (132,126)            --       (1,531)
 ...............................................................................................................................
 Net (loss) gain on investments                                 (1,381)      177,150      (133,526)            --       (2,035)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $ 1,938      $173,059     $  90,029       $ 83,526      $(1,696)
--------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 2000                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $  16,366       $ 37,735         $ 36,916           $ 32,760
 ...............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (13,328)       (10,474)          (2,538)           (11,822)
 ...............................................................................................................................
 Net investment income                                             3,038         27,261           34,378             20,938
 ...............................................................................................................................
CAPITAL GAINS INCOME                                             348,056        298,822               --            123,422
 ...............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions               (32,503)       323,102          (13,709)           (40,432)
 ...............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                            (338,877)      (442,025)            (737)            14,797
 ...............................................................................................................................
 Net loss on investments                                        (371,380)      (118,923)         (14,446)           (25,635)
--------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $ (20,286)      $207,160         $ 19,932           $118,725
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 2000                                             High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $ 16,323
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (1,634)
 ...........................................................
 Net investment income                                              14,689
 ...........................................................
CAPITAL GAINS INCOME                                                    --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                 (15,456)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               (56,943)
 ...........................................................
 Net loss on investments                                           (72,399)
-------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $(57,710)
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 2000                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $  27,324            $  57,721           $      --
 ......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (10,844)              (8,642)             (4,745)
 ......................................................................................................................
 Net investment (loss) income                                        16,480               49,079              (4,745)
 ......................................................................................................................
CAPITAL GAINS INCOME                                                172,068              135,988             283,612
 ......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                   75,792              (63,745)             72,700
 ......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               (561,236)            (143,305)           (554,962)
 ......................................................................................................................
 Net (loss) gain on investments                                    (485,444)            (207,050)           (482,262)
-----------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $(296,896)           $ (21,983)          $(203,395)
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 2000                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $       --      $54,296
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (23,512)      (5,822)
 ...........................................................
 Net investment (loss) income                                      (23,512)      48,474
 ...........................................................
CAPITAL GAINS INCOME                                               537,076           --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (170,918)      (1,365)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (945,954)      34,128
 ...........................................................
 Net (loss) gain on investments                                 (1,116,872)      32,763
-----------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $ (603,308)     $81,237
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 2000                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division                           Division        Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $   46,918        $   2,553       $   8,095        $402,704
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (48,504)         (10,702)        (21,678)        (39,111)
 ..............................................................................................................................
 Net investment (loss) income                                        (1,586)          (8,149)        (13,583)        363,593
 ..............................................................................................................................
CAPITAL GAINS INCOME                                                193,906           37,416          75,506              --
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                   (3,728)         290,649            (340)          4,471
 ..............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (1,054,083)        (381,127)       (628,576)        284,178
 ..............................................................................................................................
 Net (loss) gain on investments                                  (1,057,811)         (90,478)       (628,916)        288,649
-------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $ (865,491)       $ (61,211)      $(566,993)       $652,242
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $  58,416
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (2,966)
 ...........................................................
 Net investment (loss) income                                      55,450
 ...........................................................
CAPITAL GAINS INCOME                                                   --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                 (5,648)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (105,635)
 ...........................................................
 Net (loss) gain on investments                                  (111,283)
-------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $ (55,833)
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 2000                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $      --         $   752          $12,405        $        --
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (7,570)         (2,755)          (4,158)           (10,545)
 ..............................................................................................................................
 Net investment (loss) income                                      (7,570)         (2,003)           8,247            (10,545)
 ..............................................................................................................................
CAPITAL GAINS INCOME                                               52,938           1,161           40,006            236,013
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on security transactions                        96,178          59,143              268             88,421
 ..............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (166,433)          7,421           22,411         (1,079,915)
 ..............................................................................................................................
 Net (loss) gain on investments                                   (70,255)         66,564           22,679           (991,494)
-------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $ (24,887)        $65,722          $70,932        $  (766,026)
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              Mid-Cap
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $     --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                             (978)
 ...........................................................
 Net investment (loss) income                                        (978)
 ...........................................................
CAPITAL GAINS INCOME                                                  387
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on security transactions                            --
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (56,769)
 ...........................................................
 Net (loss) gain on investments                                   (56,769)
-------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(57,360)
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   BT Equity    BT Small     BT EAFE
December 31, 2000                                             Funds            500 Index    Cap Index    Equity Index
                                                              Technology       Investment   Investment   Investment
                                                              Investment       Division     Division     Division
                                                              Division*
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $     --      $      48     $     --      $     --
 ....................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (107)       (22,461)      (2,693)       (1,444)
 ....................................................................................................................
 Net investment loss                                                 (107)       (22,413)      (2,693)       (1,444)
 ....................................................................................................................
CAPITAL GAINS INCOME                                                    3          1,877        3,805         5,869
 ....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                    (24)        46,072        2,586           997
 ....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (16,355)      (464,598)     (44,471)      (47,571)
 ....................................................................................................................
 Net (loss) gain on investments                                   (16,379)      (418,526)     (41,885)      (46,574)
---------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(16,483)     $(439,062)    $(40,773)     $(42,149)
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          American Funds
December 31, 2000                                             Asset
                                                              Allocation
                                                              Investment
                                                              Division*
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                         $  2
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (25)
 ...........................................................
 Net investment loss                                                (23)
 ...........................................................
CAPITAL GAINS INCOME                                                 --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                   --
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                544
 ...........................................................
 Net (loss) gain on investments                                     544
---------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $521
---------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          American Funds   American Funds   American Funds   American Funds
December 31, 2000                                             Global Growth    Global Small     Growth           International
                                                              Investment       Capitalization   Investment       Investment
                                                              Division*        Investment       Division*        Division*
                                                                               Division*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $      8         $    --         $      --         $      7
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (286)           (120)           (2,629)            (885)
 ..............................................................................................................................
 Net investment (loss) income                                        (278)           (120)           (2,629)            (878)
 ..............................................................................................................................
CAPITAL GAINS INCOME                                                   --              --                --               --
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (10,835)             --            (3,396)            (391)
 ..............................................................................................................................
 Net unrealized depreciation of investments during the
   period                                                         (12,643)         (6,911)          (99,947)         (55,242)
 ..............................................................................................................................
 Net (loss) gain on investments                                   (23,478)         (6,911)         (103,343)         (55,633)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(23,756)        $(7,031)        $(105,972)        $(56,511)
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen
December 31, 2000                                             Aggressive
                                                              Growth
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $   7,416
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                          (1,554)
 ...........................................................
 Net investment (loss) income                                      5,862
 ...........................................................
CAPITAL GAINS INCOME                                              14,689
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (592)
 ...........................................................
 Net unrealized depreciation of investments during the
   period                                                       (239,256)
 ...........................................................
 Net (loss) gain on investments                                 (239,848)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(219,297)
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen   Janus Aspen       Janus Aspen     Janus Aspen
December 31, 2000                                             Balanced      Flexible Income   International   Worldwide
                                                              Investment    Investment        Growth          Growth
                                                              Division*     Division*         Investment      Investment
                                                                                              Division*       Division*
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $  7,951         $ 4,713         $    661       $    298
 ........................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (2,863)         (1,003)            (344)          (626)
 ........................................................................................................................
 Net investment income (loss)                                     5,088           3,710              317           (328)
 ........................................................................................................................
CAPITAL GAINS INCOME                                             28,593              --            1,155          8,912
 ........................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                  (56)            220               47             26
 ........................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                            (76,551)          8,967          (27,334)       (48,761)
 ........................................................................................................................
 Net (loss) gain on investments                                 (76,607)          9,187          (27,287)       (48,735)
-------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(42,926)        $12,897         $(25,815)      $(40,151)
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MFS Capital
December 31, 2000                                             Opportunities
                                                              Investment
                                                              Division*

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $     --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (620)
 ...........................................................
 Net investment income (loss)                                       (620)
 ...........................................................
CAPITAL GAINS INCOME                                                  --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized (loss) gain on security transactions                (2,677)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (19,989)
 ...........................................................
 Net (loss) gain on investments                                  (22,666)
-------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(23,286)
-------------------------------------------------------------------------------------------------------------------------

 * From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS Emerging   MFS Growth   MFS           MFS             Franklin
December 31, 2000                                             Growth         with         High Income   New Discovery   Small Cap
                                                              Investment     Income       Investment    Investment      Investment
                                                              Division*      Investment   Division*     Division*       Division*
                                                                             Division*
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $     --      $    --       $    --       $     --       $     --
 .................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (419)        (834)         (163)        (1,145)          (329)
 .................................................................................................................................
 Net investment loss                                                (419)        (834)         (163)        (1,145)          (329)
 .................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                    17         (727)           (6)            51            (28)
 .................................................................................................................................
 Net unrealized depreciation of investments during the
   period                                                        (25,900)      (5,245)       (4,619)       (21,972)       (25,315)
 .................................................................................................................................
 Net loss on investments                                         (25,883)      (5,972)       (4,625)       (21,921)       (25,343)
 .................................................................................................................................
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(26,302)     $(6,806)      $(4,788)      $(23,066)      $(25,672)
----------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Franklin           Franklin        Templeton    Templeton
December 31, 2000                                             Strategic Income   Templeton       Growth       International
                                                              Securities         Mutual Shares   Securities   Securities
                                                              Investment         Securities      Investment   Investment
                                                              Division*          Division*       Division*    Division*
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $  2,727          $    --        $   --        $    --
 ..........................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                               (70)            (443)          (91)          (109)
 ..........................................................................................................................
 Net investment income (loss)                                        2,657             (443)          (91)          (109)
 ..........................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on security transactions                             --             (204)           (3)            --
 ..........................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (1,264)          13,924         1,273         (1,060)
 ..........................................................................................................................
 Net (loss) gain on investments                                     (1,264)          13,720         1,270         (1,060)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $  1,393          $13,277        $1,179        $(1,169)
---------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford     Hartford       Hartford       Hartford
December 31, 2000                                             Advisers     Bond         Capital        Money          Stock
                                                              Investment   Investment   Appreciation   Market         Investment
                                                              Division*    Division     Investment     Investment     Division*
                                                                                        Division       Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income (loss)                                  $  3,319    $   (4,091)   $    2,915     $   83,548     $   169
 ...............................................................................................................................
 Capital gains income (loss)                                         --            --       220,640            (22)        170
 ...............................................................................................................................
 Net realized (loss) gain on security transactions                 (520)          873        (1,400)            --        (504)
 ...............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               (861)      176,277      (132,126)            --      (1,531)
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     1,938       173,059        90,029         83,526      (1,696)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       40,127       418,036       899,667      1,665,472      27,984
 ...............................................................................................................................
 Administrative fee                                                (378)         (425)       (3,379)        (3,849)        (34)
 ...............................................................................................................................
 Net transfers                                                  686,376       548,974       440,828     (1,253,276)      9,552
 ...............................................................................................................................
 Death claims                                                        --            --            --           (279)         --
 ...............................................................................................................................
 Surrenders                                                          --        (7,414)      (92,502)      (591,910)         --
 ...............................................................................................................................
 Cost of insurance and other fees                                (2,782)      (13,573)      (60,391)      (408,210)       (868)
 ...............................................................................................................................
 Other activity                                                     440        (1,805)      174,843         (8,394)         90
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                 723,783       943,793     1,359,066       (600,446)     36,724
 ...............................................................................................................................
 Net increase (decrease) in net assets                          725,721     1,116,852     1,449,095       (516,920)     35,028
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                                 --     1,104,464     1,056,937      2,069,335          --
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $725,721    $2,221,316    $2,506,032     $1,552,415     $35,028
--------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 2000                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income                                         $    3,038     $   27,261       $  34,378          $   20,938
 ...............................................................................................................................
 Capital gains income                                             348,056        298,822              --             123,422
 ...............................................................................................................................
 Net realized (loss) gain on security transactions                (32,503)       323,102         (13,709)            (40,432)
 ...............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (338,877)      (442,025)           (737)             14,797
 ...............................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (20,286)       207,160          19,932             118,725
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        577,298       (137,899)        116,938             254,166
 ...............................................................................................................................
 Administrative fee                                                (2,550)        (1,682)           (170)             (3,186)
 ...............................................................................................................................
 Net transfers                                                   (968,997)      (698,898)       (326,367)           (678,288)
 ...............................................................................................................................
 Death claims                                                         (36)            --              --                  --
 ...............................................................................................................................
 Surrenders                                                       (33,265)      (679,423)         (5,240)            (31,876)
 ...............................................................................................................................
 Cost of insurance and other fees                                (101,573)       (35,937)         (4,397)            (75,891)
 ...............................................................................................................................
 Other activity                                                    41,248       (201,515)           (766)              4,243
 ...............................................................................................................................
 Net decrease in net assets resulting from unit transactions     (487,875)    (1,755,354)       (220,002)           (530,832)
 ...............................................................................................................................
 Net decrease in net assets                                      (508,161)    (1,548,194)       (200,070)           (412,107)
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                            2,142,790      2,244,252         442,569           2,059,473
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,634,629     $  696,058       $ 242,499          $1,647,366
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 2000                                             High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income                                            $  14,689
 ...........................................................
 Capital gains income                                                    --
 ...........................................................
 Net realized (loss) gain on security transactions                  (15,456)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (56,943)
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                       (57,710)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                          143,690
 ...........................................................
 Administrative fee                                                    (538)
 ...........................................................
 Net transfers                                                     (141,617)
 ...........................................................
 Death claims                                                            --
 ...........................................................
 Surrenders                                                         (22,883)
 ...........................................................
 Cost of insurance and other fees                                   (13,431)
 ...........................................................
 Other activity                                                      (1,285)
 ...........................................................
 Net decrease in net assets resulting from unit transactions        (36,064)
 ...........................................................
 Net decrease in net assets                                         (93,774)
 ...........................................................
NET ASSETS:
 Beginning of period                                                272,723
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $ 178,949
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 2000                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ......................................................................................................................
 Net investment income (loss)                                    $    16,480           $   49,079          $  (4,745)
 ......................................................................................................................
 Capital gains income                                                172,068              135,988            283,612
 ......................................................................................................................
 Net realized gain (loss) on security transactions                    75,792              (63,745)            72,700
 ......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (561,236)            (143,305)          (554,962)
 ......................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                       (296,896)             (21,983)          (203,395)
 ......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                           266,432             (477,700)           482,348
 ......................................................................................................................
 Administrative fee                                                   (2,395)              (2,107)            (1,419)
 ......................................................................................................................
 Net transfers                                                      (939,200)            (990,291)          (263,779)
 ......................................................................................................................
 Death claims                                                           (154)                (151)                --
 ......................................................................................................................
 Surrenders                                                         (279,022)              (1,473)           (16,089)
 ......................................................................................................................
 Cost of insurance and other fees                                    (40,801)             (23,260)           (28,324)
 ......................................................................................................................
 Other activity                                                      (14,676)             (53,831)            (2,727)
 ......................................................................................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                   (1,009,816)          (1,548,813)           170,010
 ......................................................................................................................
 Net decrease in net assets                                       (1,306,712)          (1,570,796)           (33,385)
 ......................................................................................................................
NET ASSETS:
 Beginning of period                                               2,055,839            1,843,097            657,275
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $   749,127           $  272,301          $ 623,890
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 2000                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  (23,512)    $   48,474
 ...........................................................
 Capital gains income                                              537,076             --
 ...........................................................
 Net realized gain (loss) on security transactions                (170,918)        (1,365)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (945,954)        34,128
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (603,308)        81,237
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       1,084,100        171,851
 ...........................................................
 Administrative fee                                                 (7,377)          (366)
 ...........................................................
 Net transfers                                                    (938,162)       (10,193)
 ...........................................................
 Death claims                                                         (259)            --
 ...........................................................
 Surrenders                                                        (27,749)      (439,479)
 ...........................................................
 Cost of insurance and other fees                                 (103,151)       (20,281)
 ...........................................................
 Other activity                                                    259,309           (990)
 ...........................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                    266,711       (299,458)
 ...........................................................
 Net decrease in net assets                                       (336,597)      (218,221)
 ...........................................................
NET ASSETS:
 Beginning of period                                             3,309,916      1,086,298
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $2,973,319     $  868,077
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 2000                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division                           Division        Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment (loss) income                                    $   (1,586)      $   (8,149)     $  (13,583)      $  363,593
 ..............................................................................................................................
 Capital gains income                                               193,906           37,416          75,506               --
 ..............................................................................................................................
 Net realized (loss) gain on security transactions                   (3,728)         290,649            (340)           4,471
 ..............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (1,054,083)        (381,127)       (628,576)         284,178
 ..............................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                      (865,491)         (61,211)       (566,993)         652,242
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        2,744,245          306,900       1,409,783        1,898,589
 ..............................................................................................................................
 Administrative fee                                                  (1,666)          (3,002)           (925)          (1,698)
 ..............................................................................................................................
 Net transfers                                                     (102,150)         122,244          17,689         (235,446)
 ..............................................................................................................................
 Death claim                                                             --             (239)             --               --
 ..............................................................................................................................
 Surrenders                                                        (390,713)        (472,831)         (1,405)              --
 ..............................................................................................................................
 Cost of insurance and other fees                                  (112,627)         (34,067)        (48,106)        (110,881)
 ..............................................................................................................................
 Other activity                                                      45,889          (62,537)         (8,076)           6,681
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   2,182,978         (143,532)      1,368,960        1,557,245
 ..............................................................................................................................
 Net increase (decrease) in net assets                            1,317,487         (204,743)        801,967        2,209,487
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              6,150,215        1,799,431       2,671,280        4,684,186
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $7,467,702       $1,594,688      $3,473,247       $6,893,673
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment (loss) income                                    $ 55,450
 ...........................................................
 Capital gains income                                                  --
 ...........................................................
 Net realized (loss) gain on security transactions                 (5,648)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (105,635)
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (55,833)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         95,533
 ...........................................................
 Administrative fee                                                (1,220)
 ...........................................................
 Net transfers                                                    (55,744)
 ...........................................................
 Death claim                                                          (96)
 ...........................................................
 Surrenders                                                        (7,853)
 ...........................................................
 Cost of insurance and other fees                                  (9,394)
 ...........................................................
 Other activity                                                       (31)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    21,195
 ...........................................................
 Net increase (decrease) in net assets                            (34,638)
 ...........................................................
NET ASSETS:
 Beginning of period                                              483,944
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $449,306
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 2000                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment (loss) income                                   $   (7,570)      $  (2,003)        $  8,247        $  (10,545)
 ..............................................................................................................................
 Capital gains income                                               52,938           1,161           40,006           236,013
 ..............................................................................................................................
 Net realized gain on security transactions                         96,178          59,143              268            88,421
 ..............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (166,433)          7,421           22,411        (1,079,915)
 ..............................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                      (24,887)         65,722           70,932          (766,026)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         110,555          37,520           31,393           190,477
 ..............................................................................................................................
 Administrative fee                                                 (2,296)         (1,098)            (186)           (4,201)
 ..............................................................................................................................
 Net transfers                                                    (603,382)       (436,276)         (73,976)        1,164,367
 ..............................................................................................................................
 Death claims                                                         (203)            (89)              (8)             (421)
 ..............................................................................................................................
 Surrenders                                                        (27,230)         (4,484)          (2,275)          (22,270)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (34,445)         (7,989)         (29,586)          (31,147)
 ..............................................................................................................................
 Other activity                                                    (22,994)          4,813           (6,542)          (87,778)
 ..............................................................................................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                   (579,995)       (407,603)         (81,180)        1,209,027
 ..............................................................................................................................
 Net (decrease) increase in net assets                            (604,882)       (341,881)         (10,248)          443,001
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                             1,041,727         431,136          644,697           966,584
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $  436,845       $  89,255         $634,449        $1,409,585
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 2000                                             Funds
                                                              Mid-Cap
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment (loss) income                                    $   (978)
 ...........................................................
 Capital gains income                                                 387
 ...........................................................
 Net realized gain on security transactions                            --
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (56,769)
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (57,360)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        244,309
 ...........................................................
 Administrative fee                                                  (136)
 ...........................................................
 Net transfers                                                    233,832
 ...........................................................
 Death claims                                                          --
 ...........................................................
 Surrenders                                                            --
 ...........................................................
 Cost of insurance and other fees                                  (2,491)
 ...........................................................
 Other activity                                                     5,681
 ...........................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                   481,195
 ...........................................................
 Net (decrease) increase in net assets                            423,835
 ...........................................................
NET ASSETS:
 Beginning of period                                                   --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $423,835
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   BT Equity    BT Small     BT EAFE
December 31, 2000                                             Funds            500 Index    Cap Index    Equity Index
                                                              Technology       Investment   Investment   Investment
                                                              Investment       Division     Division     Division*
                                                              Division*
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ....................................................................................................................
 Net investment loss                                             $   (107)     $  (22,413)   $ (2,693)     $ (1,444)
 ....................................................................................................................
 Capital gains income                                                   3           1,877       3,805         5,869
 ....................................................................................................................
 Net realized (loss) gain on security transactions                    (24)         46,072       2,586           997
 ....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (16,355)       (464,598)    (44,471)      (47,571)
 ....................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (16,483)       (439,062)    (40,773)      (42,149)
 ....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         24,140         996,115     251,125       170,510
 ....................................................................................................................
 Administrative fee                                                   (93)         (4,673)       (506)         (348)
 ....................................................................................................................
 Net transfers                                                     27,165        (426,195)    418,035       136,557
 ....................................................................................................................
 Death claims                                                          --            (186)         --            --
 ....................................................................................................................
 Surrenders                                                            --        (999,337)    (14,331)           --
 ....................................................................................................................
 Cost of insurance and other fees                                    (624)        (89,447)    (11,583)       (9,479)
 ....................................................................................................................
 Other activity                                                       709         (41,207)        957        (1,586)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    51,297        (564,930)    643,697       295,654
 ....................................................................................................................
 Net increase (decrease) in net assets                             34,814      (1,003,992)    602,924       253,505
 ....................................................................................................................
NET ASSETS:
 Beginning of period                                                   --       4,325,758     136,177       102,092
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $ 34,814      $3,321,766    $739,101      $355,597
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          American Funds
December 31, 2000                                             Asset
                                                              Allocation
                                                              Investment
                                                              Division*
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment loss                                             $   (23)
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized (loss) gain on security transactions                    --
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                 544
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                        521
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         5,097
 ...........................................................
 Administrative fee                                                  (30)
 ...........................................................
 Net transfers                                                     6,508
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                           --
 ...........................................................
 Cost of insurance and other fees                                    (94)
 ...........................................................
 Other activity                                                       (6)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   11,475
 ...........................................................
 Net increase (decrease) in net assets                            11,996
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $11,996
---------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          American Funds   American Funds   American Funds   American Funds
December 31, 2000                                             Global Growth    Global Small     Growth           International
                                                              Investment       Capitalization   Investment       Investment
                                                              Division*        Investment       Division*        Division*
                                                                               Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment (loss) income                                    $   (278)        $  (120)        $   (2,629)       $   (878)
 ..............................................................................................................................
 Capital gains income                                                  --              --                 --              --
 ..............................................................................................................................
 Net realized loss on security transactions                       (10,835)             --             (3,396)           (391)
 ..............................................................................................................................
 Net unrealized depreciation of investments during the
   period                                                         (12,643)         (6,911)           (99,947)        (55,242)
 ..............................................................................................................................
 Net decrease in net assets resulting from operations             (23,756)         (7,031)          (105,972)        (56,511)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         61,448          10,407            243,951          11,131
 ..............................................................................................................................
 Administrative fee                                                  (117)           (119)              (901)           (362)
 ..............................................................................................................................
 Net transfers                                                     85,458          35,347          1,174,029         668,707
 ..............................................................................................................................
 Death claims                                                          --              --                 --              --
 ..............................................................................................................................
 Surrenders                                                            --              --             (3,165)         (6,536)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (1,566)           (667)            (7,903)         (2,785)
 ..............................................................................................................................
 Other activity                                                    10,389            (261)               541             513
 ..............................................................................................................................
 Net increase in net assets resulting from unit transactions      155,612          44,707          1,406,552         670,668
 ..............................................................................................................................
 Net increase in net assets                                       131,856          37,676          1,300,580         614,157
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                                   --              --                 --              --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $131,856         $37,676         $1,300,580        $614,157
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen
December 31, 2000                                             Aggressive
                                                              Growth
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment (loss) income                                   $  5,862
 ...........................................................
 Capital gains income                                             14,689
 ...........................................................
 Net realized loss on security transactions                         (592)
 ...........................................................
 Net unrealized depreciation of investments during the
   period                                                       (239,256)
 ...........................................................
 Net decrease in net assets resulting from operations           (219,297)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       176,538
 ...........................................................
 Administrative fee                                                 (677)
 ...........................................................
 Net transfers                                                   561,563
 ...........................................................
 Death claims                                                         --
 ...........................................................
 Surrenders                                                       (3,264)
 ...........................................................
 Cost of insurance and other fees                                 (6,846)
 ...........................................................
 Other activity                                                    3,550
 ...........................................................
 Net increase in net assets resulting from unit transactions     730,864
 ...........................................................
 Net increase in net assets                                      511,567
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $511,567
-------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Janus Aspen   Janus Aspen       Janus Aspen     Janus Aspen
December 31, 2000                                             Balanced      Flexible Income   International   Worldwide
                                                              Investment    Investment        Growth          Growth
                                                              Division*     Division*         Investment      Investment
                                                                                              Division*       Division*
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ........................................................................................................................
 Net investment income (loss)                                 $    5,088       $  3,710         $    317       $   (328)
 ........................................................................................................................
 Capital gains income                                             28,593             --            1,155          8,912
 ........................................................................................................................
 Net realized (loss) gain on security transactions                   (56)           220               47             26
 ........................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (76,551)         8,967          (27,334)       (48,761)
 ........................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                    (42,926)        12,897          (25,815)       (40,151)
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       336,851         43,654           42,297        129,763
 ........................................................................................................................
 Administrative fee                                                 (936)          (114)            (239)          (362)
 ........................................................................................................................
 Net transfers                                                   752,076        328,318          136,744        187,135
 ........................................................................................................................
 Death claim                                                          --             --               --             --
 ........................................................................................................................
 Surrenders                                                       (2,958)            --           (2,999)        (3,301)
 ........................................................................................................................
 Cost of insurance and other fees                                 (9,350)        (7,720)          (1,503)        (4,343)
 ........................................................................................................................
 Other activity                                                   (3,139)            53             (898)        (1,969)
 ........................................................................................................................
 Net increase in net assets resulting from unit transactions   1,072,544        364,191          173,402        306,923
 ........................................................................................................................
 Net increase in net assets                                    1,029,618        377,088          147,587        266,772
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                                  --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,029,618       $377,088         $147,587       $266,772
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MFS Capital
December 31, 2000                                             Opportunities
                                                              Investment
                                                              Division*

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $   (620)
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized (loss) gain on security transactions                (2,677)
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (19,989)
 ...........................................................
 Net (decrease) increase in net assets resulting from
   operations                                                    (23,286)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        82,237
 ...........................................................
 Administrative fee                                                 (230)
 ...........................................................
 Net transfers                                                   117,549
 ...........................................................
 Death claim                                                          --
 ...........................................................
 Surrenders                                                       (1,638)
 ...........................................................
 Cost of insurance and other fees                                 (1,362)
 ...........................................................
 Other activity                                                    3,953
 ...........................................................
 Net increase in net assets resulting from unit transactions     200,509
 ...........................................................
 Net increase in net assets                                      177,223
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $177,223
-------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MFS Emerging   MFS Growth   MFS           MFS             Franklin
December 31, 2000                                             Growth         with         High Income   New Discovery   Small Cap
                                                              Investment     Income       Investment    Investment      Investment
                                                              Division*      Investment   Division*     Division*       Division*
                                                                             Division*
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 .................................................................................................................................
 Net investment loss                                            $   (419)     $   (834)     $  (163)      $ (1,145)      $   (329)
 .................................................................................................................................
 Net realized gain (loss) on security transactions                    17          (727)          (6)            51            (28)
 .................................................................................................................................
 Net unrealized depreciation of investments during the
   period                                                        (25,900)       (5,245)      (4,619)       (21,972)       (25,315)
 .................................................................................................................................
 Net decrease in net assets resulting from operations            (26,302)       (6,806)      (4,788)       (23,066)       (25,672)
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        49,161        60,955       35,979        259,971         29,394
 .................................................................................................................................
 Administrative fee                                                 (189)         (244)         (38)          (101)          (230)
 .................................................................................................................................
 Net transfers                                                   123,143       409,753       27,903        360,613        132,986
 .................................................................................................................................
 Death claims                                                         --            --           --             --             --
 .................................................................................................................................
 Surrenders                                                       (3,192)           --           --             --         (3,159)
 .................................................................................................................................
 Cost of insurance and other fees                                 (1,137)       (2,072)        (576)        (1,990)        (2,399)
 .................................................................................................................................
 Other activity                                                    1,182         1,973          181         11,195          1,194
 .................................................................................................................................
 Net increase in net assets resulting from unit transactions     168,968       470,365       63,449        629,688        157,786
 .................................................................................................................................
 Net increase in net assets                                      142,666       463,559       58,661        606,622        132,114
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                                  --            --           --             --             --
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $142,666      $463,559      $58,661       $606,622       $132,114
----------------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Franklin           Franklin        Templeton    Templeton
December 31, 2000                                             Strategic Income   Templeton       Growth       International
                                                              Securities         Mutual Shares   Securities   Securities
                                                              Investment         Securities      Investment   Investment
                                                              Division*          Investment      Division*    Division*
                                                                                 Division*
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..........................................................................................................................
 Net investment income (loss)                                     $ 2,657          $   (443)      $   (91)       $  (109)
 ..........................................................................................................................
 Net realized loss on security transactions                            --              (204)           (3)            --
 ..........................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               (1,264)           13,924         1,273         (1,060)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       1,393            13,277         1,179         (1,169)
 ..........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          6,073            33,128        22,220          8,637
 ..........................................................................................................................
 Administrative fee                                                   (24)             (153)          (88)           (78)
 ..........................................................................................................................
 Net transfers                                                     47,010           135,853        13,405         32,520
 ..........................................................................................................................
 Surrenders                                                            --                --            --           (221)
 ..........................................................................................................................
 Cost of insurance and other fees                                    (644)           (1,018)       (1,573)        (1,004)
 ..........................................................................................................................
 Other activity                                                       (63)              636            54            627
 ..........................................................................................................................
 Net increase in net assets resulting from unit transactions       52,352           168,446        34,018         40,481
 ..........................................................................................................................
 Net increase in net assets                                        53,745           181,723        35,197         39,312
 ..........................................................................................................................
NET ASSETS:
 Beginning of period                                                   --                --            --             --
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $53,745          $181,723       $35,197        $39,312
---------------------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford
December 31, 1999                                             Bond         Capital        Money
                                                              Investment   Appreciation   Market
                                                              Division     Investment     Investment
                                                                           Division       Division
------------------------------------------------------------------------------------------------------
OPERATIONS:
 .....................................................................................................
 Net investment income (loss)                                 $   53,913    $   (1,230)   $   71,717
 .....................................................................................................
 Capital gains income                                              5,853        19,061            33
 .....................................................................................................
 Net realized (loss) gain on security transactions                (7,751)        2,164            --
 .....................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (74,990)      157,434            --
 .....................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                 $  (22,975)   $  177,429    $   71,750
 .....................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       283,754       462,253     1,753,189
 .....................................................................................................
 Net transfers                                                    (9,776)          403      (591,485)
 .....................................................................................................
 Surrenders, including death benefits                             (3,186)      (19,980)     (121,096)
 .....................................................................................................
 Cost of insurance and other fees                                 (5,227)      (11,882)     (320,311)
 .....................................................................................................
 Other activity                                                    4,282        62,154       (19,015)
 .....................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  269,847       492,948       701,282
 .....................................................................................................
 Net increase (decrease) in net assets                           246,872       670,377       773,032
 .....................................................................................................
NET ASSETS:
 Beginning of period                                             857,592       386,560     1,296,303
------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,104,464    $1,056,937    $2,069,335
------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger      Neuberger      Neuberger          Fidelity VIP Fund
December 31, 1999                                             Berman         Berman         Berman AMT         Equity-Income
                                                              AMT Partners   AMT Balanced   Limited Maturity   Investment
                                                              Investment     Investment     Bond               Division
                                                              Division       Division       Investment
                                                                                            Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...............................................................................................................................
 Net investment income                                         $    1,633     $    5,363       $  16,994          $    8,992
 ...............................................................................................................................
 Capital gains income                                              23,709         19,904              --              43,177
 ...............................................................................................................................
 Net realized gain on security transactions                        93,495          9,884           3,125               2,644
 ...............................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (57,401)       445,839         (16,365)             14,549
 ...............................................................................................................................
 Net increase in net assets resulting from operations              61,436        480,990           3,754              69,362
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        999,255      1,030,499          97,401             685,496
 ...............................................................................................................................
 Net transfers                                                 (1,316,306)        (5,012)       (248,256)            (29,136)
 ...............................................................................................................................
 Surrenders, including death benefits                             (13,275)      (107,024)         (2,295)            (19,312)
 ...............................................................................................................................
 Cost of insurance and other fees                                 (72,884)       (37,042)         (9,412)            (46,257)
 ...............................................................................................................................
 Other activity                                                    37,329         58,655              (4)              3,532
 ...............................................................................................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                  (365,881)       940,076        (162,566)            594,323
 ...............................................................................................................................
 Net (decrease) increase in net assets                           (304,445)     1,421,066        (158,812)            663,685
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                            2,447,235        823,186         601,381           1,395,788
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $2,142,790     $2,244,252       $ 442,569          $2,059,473
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund
December 31, 1999                                             High Income
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income                                            $ 12,140
 ...........................................................
 Capital gains income                                                  504
 ...........................................................
 Net realized gain on security transactions                            743
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                                (2,065)
 ...........................................................
 Net increase in net assets resulting from operations               11,322
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         104,915
 ...........................................................
 Net transfers                                                      (4,779)
 ...........................................................
 Surrenders, including death benefits                               (2,901)
 ...........................................................
 Cost of insurance and other fees                                   (2,283)
 ...........................................................
 Other activity                                                      3,253
 ...........................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                     98,205
 ...........................................................
 Net (decrease) increase in net assets                             109,527
 ...........................................................
NET ASSETS:
 Beginning of period                                               163,196
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $272,723
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Fidelity VIP Fund   Fidelity VIP Fund II   Alger American
December 31, 1999                                             Overseas            Asset Manager          Small
                                                              Investment          Investment             Capitalization
                                                              Division            Division               Investment
                                                                                                         Division
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ......................................................................................................................
 Net investment income (loss)                                    $    6,849            $   16,561           $ (2,569)
 ......................................................................................................................
 Capital gains income                                                27,092                30,207             34,451
 ......................................................................................................................
 Net realized gain (loss) on security transactions                   47,868                16,076                843
 ......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                544,724                70,129            131,562
 ......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       626,533               132,973            164,287
 ......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                          485,285               809,350            224,992
 ......................................................................................................................
 Net transfers                                                     (100,873)              (85,736)            (3,053)
 ......................................................................................................................
 Surrenders, including death benefits                               (44,390)              (15,898)           (19,333)
 ......................................................................................................................
 Cost of insurance and other fees                                   (39,078)              (24,046)           (10,672)
 ......................................................................................................................
 Other activity                                                     (15,618)               29,554             18,336
 ......................................................................................................................
 Net increase in net assets resulting from unit transactions        285,326               713,224            210,270
 ......................................................................................................................
 Net increase in net assets                                         911,859               846,197            374,557
 ......................................................................................................................
NET ASSETS:
 Beginning of period                                              1,143,980               996,900            282,718
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $2,055,839            $1,843,097           $657,275
-----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Alger American   J.P. Morgan
December 31, 1999                                             Growth           Bond
                                                              Investment       Investment
                                                              Division         Division

-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment income (loss)                                   $  (12,085)    $   17,421
 ...........................................................
 Capital gains income                                              165,374          2,842
 ...........................................................
 Net realized gain (loss) on security transactions                  10,484            (43)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               510,463        (30,809)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      674,236        (10,589)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         722,797        583,521
 ...........................................................
 Net transfers                                                     508,409         44,919
 ...........................................................
 Surrenders, including death benefits                              (35,761)       (92,301)
 ...........................................................
 Cost of insurance and other fees                                  (49,191)       (21,588)
 ...........................................................
 Other activity                                                     40,284         (2,978)
 ...........................................................
 Net increase in net assets resulting from unit transactions     1,186,538        511,573
 ...........................................................
 Net increase in net assets                                      1,860,774        500,984
 ...........................................................
NET ASSETS:
 Beginning of period                                             1,449,142        585,314
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $3,309,916     $1,086,298
-----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan        J.P. Morgan     J.P. Morgan     MSDW Universal
December 31, 1999                                             U.S. Disciplined   Small Company   International   Funds Fixed
                                                              Equity             Investment      Opportunities   Income
                                                              Investment         Division        Investment      Investment
                                                              Division*                          Division        Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment (loss) income                                    $  (15,017)      $   (7,167)     $    5,869       $  185,706
 ..............................................................................................................................
 Capital gains income                                               458,922           36,692          74,628              676
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                    6,124          (36,948)          7,066            1,373
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                460,601          568,417         590,581         (265,379)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       910,630          560,994         678,144          (77,624)
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        2,654,980          355,767       1,122,383        2,245,643
 ..............................................................................................................................
 Net transfers                                                       25,353          (81,593)           (606)          81,746
 ..............................................................................................................................
 Surrenders, including death benefits                              (397,658)         (75,547)       (123,342)        (206,379)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (115,837)         (34,536)        (37,722)        (104,304)
 ..............................................................................................................................
 Other activity                                                    (108,183)          (2,775)         (2,993)         (11,755)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   2,058,655          161,316         957,720        2,004,951
 ..............................................................................................................................
 Net increase (decrease) in net assets                            2,969,285          722,310       1,635,864        1,927,327
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              3,180,930        1,077,121       1,035,416        2,756,859
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $6,150,215       $1,799,431      $2,671,280       $4,684,186
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal
December 31, 1999                                             Funds
                                                              High Yield
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ...........................................................
 Net investment (loss) income                                   $  33,787
 ...........................................................
 Capital gains income                                                  --
 ...........................................................
 Net realized gain (loss) on security transactions                (11,446)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               15,300
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      37,641
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         14,381
 ...........................................................
 Net transfers                                                   (136,977)
 ...........................................................
 Surrenders, including death benefits                              (5,250)
 ...........................................................
 Cost of insurance and other fees                                 (14,253)
 ...........................................................
 Other activity                                                      (179)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (142,278)
 ...........................................................
 Net increase (decrease) in net assets                           (104,637)
 ...........................................................
NET ASSETS:
 Beginning of period                                              588,581
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 483,944
-------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW Universal   MSDW Universal   MSDW Universal   MSDW Universal
December 31, 1999                                             Funds            Funds            Funds            Funds Emerging
                                                              Equity Growth    Value            Global Equity    Markets Equity
                                                              Investment       Investment       Investment       Investment
                                                              Division         Division         Division         Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 ..............................................................................................................................
 Net investment (loss) income                                   $   (3,617)       $  3,921         $  4,234         $ (1,823)
 ..............................................................................................................................
 Capital gains income                                               32,934              --           28,420               --
 ..............................................................................................................................
 Net realized (loss) gain on security transactions                  (1,160)         23,060              (98)          54,040
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               203,783           5,789          (17,393)         197,420
 ..............................................................................................................................
 Net increase in net assets resulting from operations              231,940          32,770           15,163          249,637
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         228,107          57,962          211,892           37,428
 ..............................................................................................................................
 Net transfers                                                     300,345         301,711           21,634          601,300
 ..............................................................................................................................
 Surrenders, including death benefits                               (5,367)         (2,730)            (125)          (2,654)
 ..............................................................................................................................
 Cost of insurance and other fees                                  (22,565)         (5,335)         (17,489)          (9,032)
 ..............................................................................................................................
 Other activity                                                     39,748          (9,140)           1,428           73,255
 ..............................................................................................................................
 Net increase in net assets resulting from unit transactions       540,268         342,468          217,340          700,297
 ..............................................................................................................................
 Net increase in net assets                                        772,208         375,238          232,503          949,934
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                               269,519          55,898          412,194           16,650
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $1,041,727        $431,136         $644,697         $966,584
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          BT Equity    BT Small     BT EAFE
December 31, 1999                                             500 Index    Cap Index    Equity Index
                                                              Investment   Investment   Investment
                                                              Division     Division     Division
OPERATIONS:
 ...................................................................................................
 Net investment income                                        $    5,877    $  1,781      $  1,300
 ...................................................................................................
 Capital gains income                                             12,981       3,825         3,032
 ...................................................................................................
 Net realized gain (loss) on security transactions                 2,328      (1,490)          853
 ...................................................................................................
 Net unrealized appreciation of investments during the
   period                                                        579,301      12,605        12,819
 ...................................................................................................
 Net increase in net assets resulting from operations            600,487      16,721        18,004
 ...................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                     1,463,520     102,473        69,894
 ...................................................................................................
 Net transfers                                                   725,443         305         2,022
 ...................................................................................................
 Surrenders, including death benefits                           (227,693)         --            --
 ...................................................................................................
 Cost of insurance and other fees                                (92,479)     (1,657)         (998)
 ...................................................................................................
 Other activity                                                   36,208       3,512           877
 ...................................................................................................
 Net increase in net assets resulting from unit transactions   1,904,999     104,633        71,795
 ...................................................................................................
 Net increase in net assets                                    2,505,486     121,354        89,799
 ...................................................................................................
NET ASSETS:
 Beginning of period                                           1,820,272      14,823        12,293
----------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $4,325,758    $136,177      $102,092
----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 2000

(1)  ORGANIZATION:

ICMG Registered Variable Life Separate Account One OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-nine Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

(2)  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(3)  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                                     PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         One Group(-Registered Trademark-) Investment Trust
                                                              Bond Portfolio
  One Group Investment Trust Government Bond Investment       One Group(-Registered Trademark-) Investment Trust
  Division                                                    Government Bond Portfolio
  One Group Investment Trust Balanced Investment Division     One Group(-Registered Trademark-) Investment Trust
                                                              Balanced Portfolio
  One Group Investment Trust Large Cap Growth Investment      One Group(-Registered Trademark-) Investment Trust
  Division                                                    Large Cap Growth Portfolio
  One Group Investment Trust Equity Index Investment          One Group(-Registered Trademark-) Investment Trust
  Division                                                    Equity Index Portfolio
  One Group Investment Trust Diversified Equity Investment    One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Equity Portfolio
  One Group Investment Trust Mid Cap Growth Investment        One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Investment   One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Mid Cap Portfolio
  One Group Investment Trust Mid Cap Value Investment         One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Value Portfolio
  Fidelity Variable Insurance Products Fund Equity-Income     Service Class of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund High Income       Service Class of the High Income Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Money Market      Initial Class of the Money Market Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Asset Manager     Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Index 500         Initial Class of the Index 500 Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Fund Growth            Service Class of the Growth Opportunities
  Opportunities Investment Division                           Portfolio of the Fidelity Variable Insurance
                                                              Products Fund
  Putnam VT International Growth Investment Division          Class IB of the Putnam VT International Growth
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Policy Pay For?                                  6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions from Premium                                        11
----------------------------------------------------------------------
  Deductions From Investment Value                               11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
  Ownership Rights                                               12
----------------------------------------------------------------------
  Beneficiary                                                    12
----------------------------------------------------------------------
  Assignment                                                     12
----------------------------------------------------------------------
  Statements                                                     12
----------------------------------------------------------------------
  Issuance of Your Certificate                                   12
----------------------------------------------------------------------
  Right to Examine the Certificate                               12
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
  Premium Payment Flexibility                                    13
----------------------------------------------------------------------
  Allocation of Premium Payments                                 13
----------------------------------------------------------------------
  Accumulation Units                                             13
----------------------------------------------------------------------
  Accumulation Unit Values                                       13
----------------------------------------------------------------------
  Premium Limitation                                             14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
  Values Under the Certificate                                   14
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          15
----------------------------------------------------------------------
  Surrender                                                      15
----------------------------------------------------------------------
  Partial Withdrawals                                            16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              16
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      16
----------------------------------------------------------------------
  Asset Rebalancing                                              16
----------------------------------------------------------------------
  Dollar Cost Averaging                                          17
----------------------------------------------------------------------
  Processing of Transactions                                     17
----------------------------------------------------------------------
LOANS                                                            17
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Interest                                                  17
----------------------------------------------------------------------
  Credited Interest                                              17
----------------------------------------------------------------------
  Loan Repayments                                                18
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              18
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
  Lapse and Grace Period                                         18
----------------------------------------------------------------------
  Reinstatement                                                  18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            18
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
  Partial Withdrawals                                            19
----------------------------------------------------------------------
  Transfers of Account Value                                     19
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             19
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            19
----------------------------------------------------------------------
  Deferral of Payments                                           19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
  Modification of Policy                                         19
----------------------------------------------------------------------
  Substitution of Funds                                          19
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    19
----------------------------------------------------------------------
  Separate Account Taxes                                         19
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            19
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  19
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            20
----------------------------------------------------------------------
  Our Rights                                                     20
----------------------------------------------------------------------
  Limit on Right to Contest                                      20
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  20
----------------------------------------------------------------------
  Assignment                                                     20
----------------------------------------------------------------------
  Dividends                                                      20
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  20
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   21
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 22
----------------------------------------------------------------------
  Other Tax Considerations                                       22
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge(1)         When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
Partial Withdrawal Fee  When you take a withdrawal.        $25 per partial withdrawal.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)                            All
Premium Tax Charge                         All
Deferred Acquisition                       All
Cost Tax Charge
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
Partial Withdrawal Fee  Those Certificates where a partial
                        withdrawal is made.

(1) The current front end sales load charged is:
   6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance                   Monthly.               The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating. The monthly
                                                           cost of insurance charge ranges
                                                           from $0.084 per $1,000 to $85.527
                                                           per $1,000.
Mortality and Expense                Daily.                On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
Administrative Charge               Monthly.               $10 per Coverage Month.
Rider Charges                       Monthly.               Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
Mortality and Expense                      All
Risk Charge
Administrative Charge                      All
Rider Charges           Only those Certificates with benefits
                        provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                                        TOTAL OPERATING
                                                         MANAGEMENT FEE   12B-1 FEES   OTHER EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio (1)                0.54%            N/A           0.21%            0.75%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government Bond Portfolio         0.45%            N/A           0.22%            0.67%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Balanced Portfolio                0.70%            N/A           0.20%            0.90%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap Growth Portfolio        0.65%            N/A           0.20%            0.85%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index Portfolio            0.30%            N/A           0.25%            0.55%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio      0.74%            N/A           0.21%            0.95%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Growth Portfolio          0.65%            N/A           0.22%            0.87%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap
  Portfolio (1)                                              0.69%            N/A           0.26%            0.95%
-----------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio (1)       0.68%            N/A           0.27%            0.95%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Equity-Income
  Portfolio -- Service Class (2)                             0.48%           0.10%          0.08%            0.66%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund High Income
  Portfolio -- Service Class                                 0.58%           0.10%          0.10%            0.78%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Money Market
  Portfolio (3)                                              0.27%            N/A           0.08%            0.35%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Asset Manager
  Portfolio -- Service Class (2)                             0.53%           0.10%          0.09%            0.72%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Index 500
  Portfolio (4)                                              0.24%            N/A           0.09%            0.33%
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Growth
  Opportunities Portfolio -- Service Class (2)               0.58%           0.10%          0.11%            0.79%
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -- Class IB Shares       0.76%           0.15%          0.18%            1.09%
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IB Shares                      0.60%           0.15%          0.07%            0.82%
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB Shares                    0.51%           0.15%          0.05%            0.71%
-----------------------------------------------------------------------------------------------------------------------



(1) In the absence of management fee waivers and/or expense reimbursements, which are in effect through December 31, 2001 by a contractual agreement between the Advisor, the Trust's administrator, and the Trust's Board of Trustees, management fees, other expenses and total operating expenses would be as follows:



                                                            MANAGEMENT                   OTHER      TOTAL
                                                               FEES        12B-1 FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio                      0.60%           N/A       0.21%      0.81%
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap Portfolio       0.74%           N/A       0.26%      1.00%
-----------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio             0.74%           N/A       0.27%      1.01%
-----------------------------------------------------------------------------------------------------------



(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



(3) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.



(4) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              4/1/00          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/00         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                     12/1/00         AA+      Financial strength
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although the Funds may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.


We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORT-
FOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORT-
FOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)


ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORT-
FOLIO -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.


ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORT-
FOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.


ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORT-
FOLIO -- The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.


ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

(1) In the future, shares of the One Group Investment Trust Portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants.

(2) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: SERVICE
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORT-
FOLIO: SERVICE CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The Fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND MONEY MARKET PORT-
FOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preserving capital and providing liquidity.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND ASSET MANAGER PORTFOLIO: SERVICE CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND INDEX 500 PORTFOLIO: INITIAL
CLASS -- Seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND GROWTH OPPORTUNITIES PORTFOLIO:
SERVICE CLASS -- Seeks to provide capital growth by investing primarily in common stocks.



PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES -- Putnam VT International Growth Fund seeks capital appreciation by investing mainly in stocks of companies located in countries other than the United States.



PUTNAM VT VISTA FUND: CLASS IB SHARES -- Putnam VT Vista Fund seeks capital appreciation by investing in common stocks of mid sized U.S. companies with a focus on growth stocks.



PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Putnam VT Voyager Fund seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.



INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust Portfolios. Putnam Investment Management, Inc. serves as the investment manager of Putnam Variable Trust. Fidelity Management & Research Company is the investment adviser to the Variable Insurance Products Fund.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Fund Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Fund Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

- ten (10) calendar days after we receive the initial premium; and

- the date we receive the final requirements to put the Certificate in force.

We will allocate any additional premiums received prior to this later date to the Fidelity Variable Insurance Products Fund Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE

While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS


Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:


- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment

Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.


We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.


You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.


PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------


As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.


We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------
which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.


The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.



Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.



All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.



Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS
IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.


OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Fidelity Variable Insurance Products Fund Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.


Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
THE ONE PROVIDER (FORMERLY KNOWN AS PEGASUS PROVIDER)

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                           8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-present), Chief Executive Officer
                       (1997-present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
---------------------------------------------------------------
 Thomas M. Marra            President, Director
---------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
---------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.77%. The 0.77% figure is based on an average of the current management fees and expenses of the available 18 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.77%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       12,328      12,328    250,000     11,006      11,006    250,000
         2       30,355       24,397      24,397    250,000     21,822      21,822    250,000
         3       46,680       36,250      36,250    250,000     32,452      32,452    250,000
         4       63,821       47,910      47,910    250,000     42,901      42,901    250,000
         5       81,819       59,394      59,394    250,000     53,170      53,170    250,000
         6      100,717       70,705      70,705    250,000     63,265      63,265    250,000
         7      120,560       81,852      81,852    250,000     73,182      73,182    250,000
         8      126,588       80,304      80,304    250,000     70,623      70,623    250,000
         9      132,917       78,746      78,746    250,000     67,944      67,944    250,000
        10      139,563       77,169      77,169    250,000     65,125      65,125    250,000
        11      146,541       75,670      75,670    250,000     62,148      62,148    250,000
        12      153,868       74,122      74,122    250,000     58,993      58,993    250,000
        13      161,561       72,516      72,516    250,000     55,648      55,648    250,000
        14      169,639       70,848      70,848    250,000     52,091      52,091    250,000
        15      178,121       69,116      69,116    250,000     48,298      48,298    250,000
        16      187,027       67,034      67,034    250,000     44,233      44,233    250,000
        17      196,378       64,837      64,837    250,000     39,852      39,852    250,000
        18      206,197       62,532      62,532    250,000     35,099      35,099    250,000
        19      216,507       60,096      60,096    250,000     29,907      29,907    250,000
        20      227,332       57,510      57,510    250,000     24,205      24,205    250,000

        25      290,140       42,310      42,310    250,000          0           0          0
        30      370,300       21,812      21,812    250,000          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       13,078      13,078    250,000     11,706      11,706    250,000
         2       30,355       26,666      26,666    250,000     23,915      23,915    250,000
         3       46,680       40,827      40,827    250,000     36,654      36,654    250,000
         4       63,821       55,611      55,611    250,000     49,958      49,958    250,000
         5       81,819       71,062      71,062    250,000     63,856      63,856    250,000
         6      100,717       87,212      87,212    250,000     78,388      78,388    250,000
         7      120,560      104,107     104,107    250,000     93,588      93,588    250,000
         8      126,588      108,489     108,489    250,000     96,458      96,458    250,000
         9      132,917      113,054     113,054    250,000     99,364      99,364    250,000
        10      139,563      117,806     117,806    252,307    102,299     102,299    250,000
        11      146,541      122,918     122,918    256,072    105,258     105,258    250,000
        12      153,868      128,224     128,224    259,990    108,238     108,238    250,000
        13      161,561      133,730     133,730    264,019    111,240     111,240    250,000
        14      169,639      139,442     139,442    268,161    114,261     114,261    250,000
        15      178,121      145,371     145,371    272,423    117,297     117,297    250,000
        16      187,027      151,328     151,328    276,486    120,340     120,340    250,000
        17      196,378      157,489     157,489    280,635    123,378     123,378    250,000
        18      206,197      163,873     163,873    284,937    126,394     126,394    250,000
        19      216,507      170,481     170,481    289,405    129,369     129,369    250,000
        20      227,332      177,318     177,318    294,052    132,284     132,284    250,000

        25      290,140      215,559     215,559    320,665    145,495     145,495    250,000
        30      370,300      261,756     261,756    354,341    153,822     153,822    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------------
  END OF     ACCUMULATED                     CASH                                 CASH
  POLICY    AT 5% INTEREST      CASH       SURRENDER      DEATH        CASH     SURRENDER     DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------
         1       14,807         13,829        13,829      250,000     12,408      12,408      250,000
         2       30,355         29,025        29,025      250,000     26,094      26,094      250,000
         3       46,680         45,775        45,775      250,000     41,204      41,204      250,000
         4       63,821         64,268        64,268      250,000     57,905      57,905      250,000
         5       81,819         84,707        84,707      250,000     76,379      76,379      250,000
         6      100,717        107,301       107,301      256,519     96,838      96,838      250,000
         7      120,560        132,206       132,206      306,949    119,365     119,365      277,304
         8      126,588        145,660       145,660      328,563    130,424     130,424      294,382
         9      132,917        160,476       160,476      351,825    142,462     142,462      312,537
        10      139,563        176,786       176,786      376,880    155,550     155,550      331,837
        11      146,541        195,008       195,008      404,385    169,776     169,776      352,353
        12      153,868        215,066       215,066      434,062    185,230     185,230      374,162
        13      161,561        237,135       237,135      466,011    202,019     202,019      397,344
        14      169,639        261,415       261,415      500,409    220,253     220,253      421,986
        15      178,121        288,128       288,128      537,457    240,052     240,052      448,178
        16      187,027        317,102       317,102      576,694    261,534     261,534      476,017
        17      196,378        348,901       348,901      618,852    284,823     284,823      505,608
        18      206,197        383,825       383,825      664,305    310,044     310,044      537,059
        19      216,507        422,159       422,159      713,343    337,325     337,325      570,489
        20      227,332        464,222       464,222      766,285    366,803     366,803      606,020

        25      290,140        745,412       745,412    1,103,763    553,280     553,280      820,141
        30      370,300      1,195,505     1,195,505    1,610,903    823,179     823,179    1,110,678
------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       12,321      12,321    262,347     10,953      10,953    261,061
         2       30,355       24,367      24,367    274,416     21,660      21,660    271,788
         3       46,680       36,177      36,177    286,245     32,116      32,116    282,265
         4       63,821       47,771      47,771    297,857     42,321      42,321    292,491
         5       81,819       59,165      59,165    309,267     52,265      52,265    302,456
         6      100,717       70,357      70,357    320,476     61,944      61,944    312,157
         7      120,560       81,357      81,357    331,492     71,340      71,340    321,576
         8      126,588       79,657      79,657    329,793     68,239      68,239    318,486
         9      132,917       77,937      77,937    328,074     64,995      64,995    315,254
        10      139,563       76,189      76,189    326,328     61,586      61,586    311,858
        11      146,541       74,497      74,497    324,632     57,997      57,997    308,284
        12      153,868       72,736      72,736    322,877     54,212      54,212    304,515
        13      161,561       70,895      70,895    321,043     50,222      50,222    300,543
        14      169,639       68,970      68,970    319,124     46,014      46,014    296,353
        15      178,121       66,958      66,958    317,120     41,570      41,570    291,928
        16      187,027       64,474      64,474    314,675     36,860      36,860    287,240
        17      196,378       61,848      61,848    312,060     31,850      31,850    282,254
        18      206,197       59,093      59,093    309,316     26,495      26,495    276,928
        19      216,507       56,185      56,185    306,421     20,745      20,745    271,211
        20      227,332       53,105      53,105    303,355     14,550      14,550    265,053

        25      290,140       35,358      35,358    285,676          0           0          0
        30      370,300       12,722      12,722    263,130          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1       14,807       13,071      13,071    263,034     11,651      11,651    261,702
         2       30,355       26,633      26,633    276,554     23,737      23,737    273,751
         3       46,680       40,744      40,744    290,618     36,270      36,270    286,246
         4       63,821       55,445      55,445    305,269     49,266      49,266    299,203
         5       81,819       70,778      70,778    320,549     62,732      62,732    312,629
         6      100,717       86,766      86,766    336,481     76,683      76,683    326,539
         7      120,560      103,448     103,448    353,103     91,118      91,118    340,933
         8      126,588      107,585     107,585    357,228     93,102      93,102    342,923
         9      132,917      111,864     111,864    361,495     94,984      94,984    344,814
        10      139,563      116,284     116,284    365,903     96,733      96,733    346,574
        11      146,541      121,005     121,005    370,598     98,328      98,328    348,182
        12      153,868      125,853     125,853    375,436     99,740      99,740    349,610
        13      161,561      130,825     130,825    380,397    100,951     100,951    350,838
        14      169,639      135,920     135,920    385,481    101,933     101,933    351,839
        15      178,121      141,140     141,140    390,691    102,655     102,655    352,583
        16      187,027      146,093     146,093    395,666    103,071     103,071    353,026
        17      196,378      151,099     151,099    400,668    103,128     103,128    353,113
        18      206,197      156,175     156,175    405,738    102,760     102,760    352,781
        19      216,507      161,295     161,295    410,854    101,889     101,889    351,953
        20      227,332      166,442     166,442    415,999    100,437     100,437    350,551

        25      290,140      192,797     192,797    442,339     81,756      81,756    332,217
        30      370,300      219,074     219,074    468,630     33,073      33,073    284,192
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------------
  END OF     ACCUMULATED                     CASH                                 CASH
  POLICY    AT 5% INTEREST      CASH       SURRENDER      DEATH        CASH     SURRENDER     DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------
         1       14,807         13,822        13,822      263,718     12,349      12,349      262,341
         2       30,355         28,989        28,989      278,768     25,898      25,898      275,785
         3       46,680         45,680        45,680      295,326     40,765      40,765      290,538
         4       63,821         64,073        64,073      313,571     57,084      57,084      306,730
         5       81,819         84,360        84,360      333,693     74,994      74,994      324,502
         6      100,717        106,736       106,736      355,887     94,655      94,655      344,010
         7      120,560        131,429       131,429      380,377    116,226     116,226      365,414
         8      126,588        144,656       144,656      393,497    126,216     126,216      375,334
         9      132,917        159,226       159,226      407,950    137,056     137,056      386,101
        10      139,563        175,272       175,272      423,868    148,811     148,811      397,776
        11      146,541        193,210       193,210      441,639    161,561     161,561      410,439
        12      153,868        212,965       212,965      461,237    175,389     175,389      424,173
        13      161,561        234,722       234,722      482,819    190,396     190,396      439,078
        14      169,639        258,687       258,687      506,591    206,690     206,690      455,259
        15      178,121        285,094       285,094      532,785    224,383     224,383      472,830
        16      187,027        313,762       313,762      570,620    243,588     243,588      491,903
        17      196,378        345,226       345,226      612,334    264,424     264,424      512,597
        18      206,197        379,782       379,782      657,306    287,010     287,010      535,030
        19      216,507        417,711       417,711      705,827    311,472     311,472      559,329
        20      227,332        459,330       459,330      758,210    337,951     337,951      585,632

        25      290,140        737,553       737,553    1,092,125    506,966     506,966      753,521
        30      370,300      1,182,896     1,182,896    1,593,913    754,180     754,180    1,017,582
------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,135       5,135    250,000      3,965       3,965    250,000
         2       12,915       10,104      10,104    250,000      7,802       7,802    250,000
         3       19,861       14,944      14,944    250,000     11,510      11,510    250,000
         4       27,154       19,677      19,677    250,000     15,086      15,086    250,000
         5       34,812       24,317      24,317    250,000     18,524      18,524    250,000
         6       42,853       28,862      28,862    250,000     21,822      21,822    250,000
         7       51,296       33,322      33,322    250,000     24,962      24,962    250,000
         8       60,161       37,818      37,818    250,000     28,055      28,055    250,000
         9       69,469       42,222      42,222    250,000     30,965      30,965    250,000
        10       79,242       46,531      46,531    250,000     33,676      33,676    250,000
        11       89,504       50,802      50,802    250,000     36,180      36,180    250,000
        12      100,279       54,960      54,960    250,000     38,467      38,467    250,000
        13      111,593       59,000      59,000    250,000     40,531      40,531    250,000
        14      123,473       62,922      62,922    250,000     42,365      42,365    250,000
        15      135,947       66,730      66,730    250,000     43,954      43,954    250,000
        16      149,044       70,148      70,148    250,000     45,275      45,275    250,000
        17      162,796       73,423      73,423    250,000     46,302      46,302    250,000
        18      177,236       76,568      76,568    250,000     46,995      46,995    250,000
        19      192,398       79,569      79,569    250,000     47,311      47,311    250,000
        20      208,318       82,418      82,418    250,000     47,204      47,204    250,000

        25      300,684       94,663      94,663    250,000     38,707      38,707    250,000
        30      418,569      103,209     103,209    250,000      8,188       8,188    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,451       5,451    250,000      4,240       4,240    250,000
         2       12,915       11,053      11,053    250,000      8,600       8,600    250,000
         3       19,861       16,852      16,852    250,000     13,085      13,085    250,000
         4       27,154       22,876      22,876    250,000     17,698      17,698    250,000
         5       34,812       29,149      29,149    250,000     22,439      22,439    250,000
         6       42,853       35,681      35,681    250,000     27,312      27,312    250,000
         7       51,296       42,494      42,494    250,000     32,308      32,308    250,000
         8       60,161       49,728      49,728    250,000     37,552      37,552    250,000
         9       69,469       57,271      57,271    250,000     42,918      42,918    250,000
        10       79,242       65,134      65,134    250,000     48,399      48,399    250,000
        11       89,504       73,425      73,425    250,000     54,001      54,001    250,000
        12      100,279       82,067      82,067    250,000     59,723      59,723    250,000
        13      111,593       91,075      91,075    250,000     65,578      65,578    250,000
        14      123,473      100,472     100,472    250,000     71,571      71,571    250,000
        15      135,947      110,285     110,285    250,000     77,712      77,712    250,000
        16      149,044      120,333     120,333    250,000     84,000      84,000    250,000
        17      162,796      130,833     130,833    250,000     90,436      90,436    250,000
        18      177,236      141,831     141,831    250,000     97,020      97,020    250,000
        19      192,398      153,287     153,287    260,216    103,750     103,750    250,000
        20      208,318      165,171     165,171    273,909    110,629     110,629    250,000

        25      300,684      231,872     231,872    344,933    148,047     148,047    250,000
        30      418,569      312,671     312,671    423,265    193,395     193,395    262,148
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                                CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------------
         1        6,300        5,767       5,767      250,000      4,515       4,515    250,000
         2       12,915       12,041      12,041      250,000      9,433       9,433    250,000
         3       19,861       18,915      18,915      250,000     14,795      14,795    250,000
         4       27,154       26,474      26,474      250,000     20,650      20,650    250,000
         5       34,812       34,806      34,806      250,000     27,046      27,046    250,000
         6       42,853       43,992      43,992      250,000     34,043      34,043    250,000
         7       51,296       54,132      54,132      250,000     41,696      41,696    250,000
         8       60,161       65,465      65,465      250,000     50,207      50,207    250,000
         9       69,469       77,981      77,981      250,000     59,535      59,535    250,000
        10       79,242       91,806      91,806      250,000     69,767      69,767    250,000
        11       89,504      107,232     107,232      250,000     81,017      81,017    250,000
        12      100,279      124,298     124,298      250,868     93,411      93,411    250,000
        13      111,593      143,114     143,114      281,244    107,104     107,104    250,000
        14      123,473      163,829     163,829      313,607    122,270     122,270    250,000
        15      135,947      186,632     186,632      348,133    139,062     139,062    259,630
        16      149,044      211,454     211,454      384,558    157,324     157,324    286,345
        17      162,796      238,712     238,712      423,408    177,150     177,150    314,471
        18      177,236      268,660     268,660      464,983    198,654     198,654    344,108
        19      192,398      301,545     301,545      509,536    221,949     221,949    375,363
        20      208,318      337,643     337,643      557,344    247,159     247,159    408,348

        25      300,684      579,063     579,063      857,442    407,253     407,253    603,682
        30      418,569      965,603     965,603    1,301,117    640,085     640,085    863,638
------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,132       5,132    255,149      3,944       3,944    254,044
         2       12,915       10,091      10,091    260,123      7,741       7,741    257,852
         3       19,861       14,914      14,914    264,957     11,384      11,384    261,509
         4       27,154       19,619      19,619    269,672     14,872      14,872    265,009
         5       34,812       24,222      24,222    274,283     18,194      18,194    268,345
         6       42,853       28,719      28,719    278,788     21,345      21,345    271,510
         7       51,296       33,119      33,119    283,196     24,304      24,304    274,485
         8       60,161       37,542      37,542    287,628     27,176      27,176    277,374
         9       69,469       41,858      41,858    291,953     29,820      29,820    280,037
        10       79,242       46,061      46,061    296,165     32,215      32,215    282,453
        11       89,504       50,201      50,201    300,310     34,350      34,350    284,609
        12      100,279       54,197      54,197    304,319     36,207      36,207    286,489
        13      111,593       58,041      58,041    308,175     37,781      37,781    288,086
        14      123,473       61,728      61,728    311,875     39,057      39,057    289,387
        15      135,947       65,259      65,259    315,418     40,020      40,020    290,376
        16      149,044       68,246      68,246    318,451     40,641      40,641    291,025
        17      162,796       71,022      71,022    321,245     40,886      40,886    291,302
        18      177,236       73,602      73,602    323,841     40,714      40,714    291,164
        19      192,398       75,961      75,961    326,218     40,073      40,073    290,562
        20      208,318       78,082      78,082    328,359     38,916      38,916    289,448

        25      300,684       85,373      85,373    335,743     24,061      24,061    274,853
        30      418,569       86,240      86,240    336,726          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
         1        6,300        5,448       5,448    255,439      4,218       4,218    254,297
         2       12,915       11,040      11,040    261,018      8,532       8,532    258,603
         3       19,861       16,817      16,817    266,780     12,941      12,941    263,004
         4       27,154       22,807      22,807    272,752     17,442      17,442    267,497
         5       34,812       29,032      29,032    278,957     22,028      22,028    272,076
         6       42,853       35,497      35,497    285,402     26,693      26,693    276,734
         7       51,296       42,223      42,223    292,105     31,420      31,420    281,456
         8       60,161       49,346      49,346    299,204     36,318      36,318    286,349
         9       69,469       56,747      56,747    306,582     41,245      41,245    291,274
        10       79,242       64,431      64,431    314,242     46,179      46,179    296,207
        11       89,504       72,491      72,491    322,270     51,102      51,102    301,131
        12      100,279       80,836      80,836    330,591     55,994      55,994    306,026
        13      111,593       89,469      89,469    339,199     60,844      60,844    310,879
        14      123,473       98,397      98,397    348,102     65,630      65,630    315,671
        15      135,947      107,631     107,631    357,310     70,329      70,329    320,378
        16      149,044      116,786     116,786    366,472     74,904      74,904    324,963
        17      162,796      126,192     126,192    375,857     79,308      79,308    329,382
        18      177,236      135,875     135,875    385,516     83,485      83,485    333,578
        19      192,398      145,820     145,820    395,439     87,367      87,367    337,485
        20      208,318      156,018     156,018    405,615     90,884      90,884    341,033

        25      300,684      211,430     211,430    460,901    100,657     100,657    351,047
        30      418,569      274,284     274,284    523,629     87,546      87,546    338,463
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                                CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------------
         1        6,300        5,764       5,764      255,727      4,492       4,492    254,549
         2       12,915       12,026      12,026      261,946      9,358       9,358    259,383
         3       19,861       18,876      18,876      268,745     14,630      14,630    264,620
         4       27,154       26,393      26,393      276,204     20,345      20,345    270,296
         5       34,812       34,663      34,663      284,407     26,537      26,537    276,446
         6       42,853       43,757      43,757      293,430     33,247      33,247    283,111
         7       51,296       53,772      53,772      303,365     40,506      40,506    290,322
         8       60,161       64,938      64,938      314,440     48,486      48,486    298,250
         9       69,469       77,229      77,229      326,634     57,106      57,106    306,814
        10       79,242       90,757      90,757      340,054     66,407      66,407    316,056
        11       89,504      105,781     105,781      354,947     76,445      76,445    326,029
        12      100,279      122,312     122,312      371,346     87,275      87,275    336,790
        13      111,593      140,499     140,499      389,389     98,969      98,969    348,409
        14      123,473      160,514     160,514      409,244    111,601     111,601    360,959
        15      135,947      182,548     182,548      431,102    125,247     125,247    374,517
        16      149,044      206,406     206,406      454,801    139,979     139,979    389,153
        17      162,796      232,626     232,626      480,815    155,870     155,870    404,944
        18      177,236      261,475     261,475      509,434    172,991     172,991    421,958
        19      192,398      293,205     293,205      540,913    191,414     191,414    440,267
        20      208,318      328,102     328,102      575,533    211,216     211,216    459,949

        25      300,684      563,070     563,070      833,760    334,694     334,694    582,679
        30      418,569      939,944     939,944    1,266,543    509,407     509,407    756,416
------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
The One Provider and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider (Fidelity VIP Fund High Income, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund Money Market, Fidelity VIP Fund II Asset Manager, Fidelity VIP Fund II Index 500, Fidelity VIP Fund III Growth Opportunities, Putnam VT International Growth, Putnam VT Vista, Putnam VT Voyager, One Group Investment Trust Bond, One Group Investment Trust Large Cap Growth, One Group Investment Trust Diversified Equity, One Group Investment Trust Diversified Mid Cap, One Group Investment Trust Mid Cap Value, One Group Investment Trust Government Bond, One Group Investment Trust Balanced, One Group Investment Trust Equity Index and One Group Investment Trust Mid Cap Growth investment divisions) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations for the year then ended and the changes in their net assets for the periods presented in the two years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 2000                  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity     Fidelity VIP  Putnam VT
                                    Fund High     Fund Equity-  Fund Money    Fund II       VIP Fund II  Fund III      International
                                    Income        Income        Market        Asset         Index 500    Growth        Growth
                                    Investment    Investment    Investment    Manager       Investment   Opportunities Investment
                                    Division      Division      Division      Investment    Division     Investment    Division
                                                                              Division                   Division
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND:
 ----------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 925
  Cost $11,491
  .................................................................................................................................
    Market Value                       $7,537       $    --       $    --       $    --     $       --      $   --       $     --
 ----------------------------------------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 846
  Cost $21,202
  .................................................................................................................................
    Market Value                           --        21,519            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,870
  Cost $10,870
  .................................................................................................................................
    Market Value                           --            --        10,870            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND II:
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 712
  Cost $12,051
  .................................................................................................................................
    Market Value                           --            --            --        11,323             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,104
  Cost $1,740,500
  .................................................................................................................................
    Market Value                           --            --            --            --      2,108,988          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 553
  Cost $11,237
  .................................................................................................................................
    Market Value                           --            --            --            --             --       9,782             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 17,615
  Cost $307,919
  .................................................................................................................................
    Market Value                           --            --            --            --             --          --        311,259
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 6,622
  Cost $128,202
  .................................................................................................................................
    Market Value                           --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 2,114
  Cost $103,415
  .................................................................................................................................
    Market Value                           --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --         1,855           521            --         10,161          --         38,428
  .................................................................................................................................
 Receivable from fund shares sold          --            --            --            --             --          --             --
  .................................................................................................................................
 TOTAL ASSETS                           7,537        23,374        11,391        11,323      2,119,149       9,782        349,687
  .................................................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               105            --            --           159             --         138             --
  .................................................................................................................................
 Payable for fund shares purchased         --         4,562            --            --          9,224          --         38,060
  .................................................................................................................................
 TOTAL LIABILITIES                        105         4,562            --           159          9,224         138         38,060
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                 $7,432       $18,812       $11,391       $11,164     $2,109,925      $9,644       $311,627
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --           657            --            --        174,846          --         21,091
 Unit price                            $ 7.43       $ 11.35       $ 11.39       $ 11.16     $    12.00      $ 9.64       $  14.11
  .................................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000         1,000         1,000          1,000       1,000          1,000
 Unit price                            $ 7.43       $ 11.35       $ 11.39       $ 11.16     $    12.00      $ 9.64       $  14.11
 ----------------------------------------------------------------------------------------------------------------------------------

 December 31, 2000                  Putnam VT  Putnam VT
                                    Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND:
 -------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 925
  Cost $11,491
  ................................
    Market Value                    $     --    $     --
 -------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 846
  Cost $21,202
  ................................
    Market Value                          --          --
 -------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,870
  Cost $10,870
  ................................
    Market Value                          --          --
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND II:
 -------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 712
  Cost $12,051
  ................................
    Market Value                          --          --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,104
  Cost $1,740,500
  ................................
    Market Value                          --          --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUND III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 553
  Cost $11,237
  ................................
    Market Value                          --          --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 17,615
  Cost $307,919
  ................................
    Market Value                          --          --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 6,622
  Cost $128,202
  ................................
    Market Value                     129,794          --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 2,114
  Cost $103,415
  ................................
    Market Value                          --     102,823
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company           67,078      59,959
  ................................
 Receivable from fund shares sold         --          --
  ................................
 TOTAL ASSETS                        196,872     162,782
  ................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               --          --
  ................................
 Payable for fund shares purchased    67,038      59,926
  ................................
 TOTAL LIABILITIES                    67,038      59,926
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $129,834    $102,856
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants           7,588       6,319
 Unit price                         $  15.12    $  14.05
  ................................
 Units owned by Hartford Life and
  Annuity Insurance Company            1,000       1,000
 Unit price                         $  15.12    $  14.05
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  One       One       One       One       One       One Group  One       One       One
                                    Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division Division Investment Investment
                                              Investment Division Division  Division                       Division  Division
                                              Division
 ----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN ONE GROUP
 INVESTMENT TRUST:
 ----------------------------------------------------------------------------------------------------------------------------
 BOND PORTFOLIO
  Shares 1,454
  Cost $15,211
  ...........................................................................................................................
    Market Value                    $15,351        --        --        --        --         --        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO
  Shares 30,878
  Cost $761,787
  ...........................................................................................................................
    Market Value                         --   619,720        --        --        --         --        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED EQUITY PORTFOLIO
  Shares 1,077
  Cost $18,707
  ...........................................................................................................................
    Market Value                         --        --    18,025        --        --         --        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED MID CAP PORTFOLIO
  Shares 19,955
  Cost $313,962
  ...........................................................................................................................
    Market Value                         --        --        --   355,790        --         --        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
  Shares 14,441
  Cost $161,926
  ...........................................................................................................................
    Market Value                         --        --        --        --   190,044         --        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT BOND PORTFOLIO
  Shares 1,408
  Cost $14,585
  ...........................................................................................................................
    Market Value                         --        --        --        --        --     14,784        --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 55,862
  Cost $897,324
  ...........................................................................................................................
    Market Value                         --        --        --        --        --         --   864,740        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 EQUITY INDEX PORTFOLIO
  Shares 51,060
  Cost $614,718
  ...........................................................................................................................
    Market Value                         --        --        --        --        --         --        --   583,106        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO
  Shares 1,141
  Cost $23,660
  ...........................................................................................................................
    Market Value                         --        --        --        --        --         --        --        --    24,215
 ----------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company           2,278    25,297     2,901     6,740    27,184      2,290        --     2,276       697
  ...........................................................................................................................
 Receivable from fund shares sold        --        --        --        --        --         --        --        --        --
  ...........................................................................................................................
 TOTAL ASSETS                        17,629   645,017    20,926   362,530   217,228     17,074   864,740   585,382    24,912
  ...........................................................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company              --        --        --        --        --         --        73        --        --
  ...........................................................................................................................
 Payable for fund shares purchased    2,293    25,182     2,901     6,762    27,225      2,298        --     2,240       698
  ...........................................................................................................................
 TOTAL LIABILITIES                    2,293    25,182     2,901     6,762    27,225      2,298        73     2,240       698
 ----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $15,336   $619,835  $18,025   $355,768  $190,003   $14,776   $864,667  $583,142  $24,214
 ----------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            324    53,577       705    28,545    16,210        341    83,308    59,765       944
 Unit price                         $ 11.59   $ 11.36   $ 10.57   $ 12.04   $ 11.04    $ 11.02   $ 10.26   $  9.60   $ 12.46
  ...........................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company           1,000     1,000     1,000     1,000     1,000      1,000     1,000     1,000     1,000
 Unit price                         $ 11.59   $ 11.36   $ 10.57   $ 12.04   $ 11.04    $ 11.02   $ 10.26   $  9.60   $ 12.46
 ----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity     Fidelity     Fidelity     Fidelity VIP   Fidelity     Fidelity VIP  Putnam VT
 December 31, 2000                  VIP Fund     VIP Fund     VIP Fund     Fund II        VIP Fund II  Fund III      International
                                    High Income  Equity-      Money        Asset Manager  Index 500    Growth        Growth
                                    Investment   Income       Market       Investment     Investment   Opportunities Investment
                                    Division     Investment   Investment   Division       Division     Investment    Division
                                                 Division     Division                                 Division
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   639      $  215        $ 705        $   368      $  24,489     $   138       $  3,530
  ...............................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (58)        (68)         (78)           (75)       (15,331)        (71)        (1,335)
  ...............................................................................................................................
  Net investment income                   581         147          627            293          9,158          67          2,195
 CAPITAL GAINS INCOME                      --         828           --            882         10,705         725         15,462
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized gain on security
    transactions                           --          --           --             --         35,533          --          7,010
  ...............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (2,841)         26           --         (1,730)      (290,393)     (2,892)       (45,234)
  ...............................................................................................................................
  Net (loss) gain on investments       (2,841)         26           --         (1,730)      (254,860)     (2,892)       (38,224)
 --------------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $(2,260)     $1,001        $ 627        $  (555)     $(234,997)    $(2,100)      $(20,567)
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT  Putnam VT
 December 31, 2000                  Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $    --    $     1
  ................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (181)      (154)
  ................................
  Net investment income                 (181)      (153)
 CAPITAL GAINS INCOME                    194      2,192
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain on security
    transactions                          --         --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (3,259)    (6,707)
  ................................
  Net (loss) gain on investments      (3,259)    (6,707)
 -------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(3,246)   $(4,668)
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One Group  One       One       One       One Group  One       One       One
 December 31, 2000                  Group     Investment Group     Group     Group     Investment Group     Group     Group
                                    Investment Trust     Investment Investment Investment Trust   Investment Investment Investment
                                    Trust     Large Cap  Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Growth     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Investment Equity   Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Division   Investment Investment Investment Division Division Investment Investment
                                                         Division  Division  Division                       Division  Division
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   667   $     --    $   48   $ 1,097   $ 1,091    $  652    $11,587   $ 5,142    $  --
  ............................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (71)    (5,444)      (73)   (1,684)     (638)      (67)    (2,568)   (3,053)    (133)
  ............................................................................................................................
  Net investment income (loss)          596     (5,444)      (25)     (587)      453       585      9,019     2,089     (133)
  ............................................................................................................................
 CAPITAL GAINS INCOME                    --     45,838        --     3,053        16        --          7     6,627      333
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions                --   (106,225)       --       776       868        --       (251)    5,388       --
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   608   (172,716)     (576)   32,750    24,482       539    (32,481)  (73,389)      32
  ............................................................................................................................
  Net gain (loss) on investments        608   (278,941)     (576)   33,526    25,350       539    (32,732)  (68,001)      32
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 1,204   $(238,547)  $ (601)  $35,992   $25,819    $1,124    $(23,706) $(59,285)  $ 232
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP   Fidelity     Fidelity VIP
 December 31, 2000                  Fund High     Fund Equity-  Fund Money    Fund II Asset  VIP Fund II  Fund III
                                    Income        Income        Market        Manager        Index 500    Growth
                                    Investment    Investment    Investment    Investment     Investment   Opportunities
                                    Division      Division      Division      Division       Division     Investment
                                                                                                          Division
 ---------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $  581       $   147       $   627        $   293     $    9,158     $    67
  ....................................................................................................................
  Capital gains income                     --           828            --            882         10,705         725
  ....................................................................................................................
  Net realized gain on security
    transactions                           --            --            --             --         35,533          --
  ....................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (2,841)           26            --         (1,730)      (290,393)     (2,892)
  ....................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (2,260)        1,001           627           (555)      (234,997)     (2,100)
  ....................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --         7,533            --             --         19,023          --
  ....................................................................................................................
  Transfers                                --            --            --             --             --          --
  ....................................................................................................................
  Administrative fee                       --            (2)           --             --         (6,396)         --
  ....................................................................................................................
  Cost of insurance and other fees         --           (12)           --             --       (138,398)         --
  ....................................................................................................................
  Other activity                           26          (256)          (16)             6            346          23
  ....................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                           26         7,263           (16)             6       (125,425)         23
  ....................................................................................................................
  Net (decrease) increase in net
    assets                             (2,234)        8,264           611           (549)      (360,422)     (2,077)
  ....................................................................................................................
 NET ASSETS:
  Beginning of period                   9,670        10,548        10,780         11,713      2,470,347      11,721
 ---------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $7,436       $18,812       $11,391        $11,164     $2,109,925     $ 9,644
 ---------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT     Putnam VT  Putnam VT
 December 31, 2000                  International Vista      Voyager
                                    Growth        Investment Investment
                                    Investment    Division   Division
                                    Division

 ---------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  2,195    $   (181)   $   (153)
  ................................
  Capital gains income                  15,462         194       2,192
  ................................
  Net realized gain on security
    transactions                         7,010          --          --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (45,234)     (3,259)     (6,707)
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (20,567)     (3,246)     (4,668)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            148,306     119,934      92,241
  ................................
  Transfers                                 --          --          --
  ................................
  Administrative fee                      (284)        (85)        (61)
  ................................
  Cost of insurance and other fees      (3,864)       (792)       (560)
  ................................
  Other activity                          (269)     (1,842)     (1,044)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       143,889     117,215      90,576
  ................................
  Net (decrease) increase in net
    assets                             123,322     113,969      85,908
  ................................
 NET ASSETS:
  Beginning of period                  188,305      15,865      16,948
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                       $311,627    $129,834    $102,856
 ---------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity  Fidelity  Fidelity  Fidelity  Fidelity    Fidelity   Putnam    Putnam    Putnam
 December 31, 1999                  VIP Fund  VIP Fund  VIP Fund  VIP Fund  VIP Fund    VIP Fund   VT        VT Vista  VT
                                    High      Equity-   Money     II Asset  II Index    III        International Investment Voyager
                                    Income    Income    Market    Manager   500         Growth     Growth    Division  Investment
                                    Investment Investment Investment Investment Investment Opportunities Investment    Division
                                    Division  Division  Division  Division  Division    Investment Division
                                                                                        Division
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $  776   $   116   $   438   $   281   $    6,674   $    34   $  (299)  $   (75)  $   (68)
  .............................................................................................................................
  Capital gains income                   31       408        --       446       14,692       213        --     1,164       984
  .............................................................................................................................
  Net realized gain on security
    transactions                         --        --        --        --       28,458        --       241        --        --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (141)      179        --       372      363,767       152    48,684     4,346     5,275
  .............................................................................................................................
  Net increase in net assets
    resulting from operations           666       703       438     1,099      413,591       399    48,626     5,435     6,191
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --        --        --        --           --        --   127,382        --        --
  .............................................................................................................................
  Cost of insurance and other fees       --        --        --        --     (144,964)       --    (1,282)       --        --
  .............................................................................................................................
  Other activity                         (2)     (147)       26        (5)       4,345        (2)    3,705       (31)      (38)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         (2)     (147)       26        (5)    (140,619)       (2)  129,805       (31)      (38)
  .............................................................................................................................
  Net increase in net assets            668       556       464     1,094      272,972       397   178,431     5,404     6,153
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 9,002     9,992    10,316    10,619    2,197,375    11,324     9,874    10,461    10,795
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $9,670   $10,548   $10,780   $11,713   $2,470,347   $11,721   $188,305  $15,865   $16,948
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 2000                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division* Division** Investment Investment
                                              Investment Division Division  Division                       Division** Division**
                                              Division
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income (loss)      $   596   $(5,444)  $   (25)  $  (587)  $   453    $   585   $ 9,019   $ 2,089   $  (133)
  ...........................................................................................................................
  Capital gains income                   --    45,838        --     3,053        16         --         7     6,627       333
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                --   (106,225)      --       776       868         --      (251)    5,388        --
  ...........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   608   (172,716)    (576)   32,750    24,482        539   (32,481)  (73,389)       32
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,204   (238,547)    (601)   35,992    25,819      1,124   (23,706)  (59,285)      232
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,766   290,082     7,533   114,199    84,700      3,766   919,566   218,719    12,705
  ...........................................................................................................................
  Administrative fee                     (1)     (690)       (2)     (308)     (121)        (1)   (1,550)     (572)      (42)
  ...........................................................................................................................
  Cost of insurance and other fees       (6)   (9,860)      (12)   (4,424)   (1,630)        (6)  (38,032)   (8,263)     (447)
  ...........................................................................................................................
  Other activity                        (20)   71,883       (21)      378      (278)        (6)   (1,766)      462       (87)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      3,739   351,415     7,498   109,845    82,671      3,753   878,218   210,346    12,129
  ...........................................................................................................................
  Net increase in net assets          4,943   112,868     6,897   145,837   108,490      4,877   854,512   151,061    12,361
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                10,393   506,967    11,128   209,931    81,513      9,899    10,155   432,081    11,853
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $15,336   $619,835  $18,025   $355,768  $190,003   $14,776   $864,667  $583,142  $24,214
 ----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes In Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 1999                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division* Growth    Investment Investment Investment Division* Division** Investment Investment
                                              Investment Division* Division* Division*                     Division** Division**
                                              Division*
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   529   $  (761)  $   (12)  $   (49)  $    83    $  241    $    97   $ 1,268   $   (29)
  ...........................................................................................................................
  Capital gains income                   --    47,081     1,011    13,766        --        --        163     5,255     1,365
  ...........................................................................................................................
  Net realized gain on security
    transactions                         --        97        --        79        --        --         --       220        --
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (758)   28,692      (129)    9,989     5,010      (341)      (103)   41,777       522
  ...........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (229)   75,109       870    23,785     5,093      (100)       157    48,520     1,858
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Premiums                               --   417,710        --   177,707    68,224    10,000     10,000   381,220    10,000
  ...........................................................................................................................
  Cost of insurance                      --    (4,008)       --    (1,646)     (621)       --         --    (3,501)       --
  ...........................................................................................................................
  Other activity                          1     6,250        (5)      843       (91)       (1)        (2)    5,842        (5)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          1   419,952        (5)  176,904    67,512     9,999      9,998   383,561     9,995
  ...........................................................................................................................
  Net (decrease) increase in net
    assets                             (228)  495,061       865   200,689    72,605     9,899     10,155   432,081    11,853
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                10,621    11,906    10,263     9,242     8,908        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,393   $506,967  $11,128   $209,931  $81,513    $9,899    $10,155   $432,081  $11,853
 ----------------------------------------------------------------------------------------------------------------------------

 * Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999, to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
Notes to Financial Statements
December 31, 2000

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, The One Provider (formerly Pegasus Provider) (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ASSET TRANSFER:

On May 1, 1999, the shares of Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division were exchanged for shares of One Group Investment Trust Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, and One Group Investment Trust Mid Cap Value Investment Division respectively. As the exchange was dollar for dollar, no gains or losses were recognized by the Account.

4.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

WELLS FARGO NON-QUALIFIED SELECT-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy. Please read it carefully.

The Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  AIM V.I. Diversified Income Investment Division             AIM V.I. Diversified Income Fund
  AIM V.I. Global Utilities Investment Division               AIM V.I. Global Utilities Fund
  AIM V.I. Growth Investment Division                         AIM V.I. Growth Fund
  AIM V.I. Growth and Income Investment Division              AIM V.I. Growth and Income Fund
  AIM V.I. New Technology Investment Division                 AIM V.I. New Technology Fund
  AIM V.I. Value Investment Division                          AIM V.I. Value Fund
  American Century VP Balanced Investment Division            American Century VP Balanced Fund
  American Century VP International Investment Division       American Century VP International Fund
  Dreyfus Investment Portfolios -- Core Bond Investment       Initial shares of the Dreyfus Investment
  Division                                                    Portfolios -- Core Bond Portfolio
  Dreyfus Investment Portfolios -- Emerging Markets           Initial shares of the Dreyfus Investment
  Investment Division                                         Portfolios -- Emerging Markets Portfolio
  Dreyfus Variable Investment Fund -- Small Cap Investment    Initial shares of the Dreyfus Variable Investment
  Division                                                    Fund -- Small Cap Portfolio
  Fidelity Variable Insurance Products Fund Asset Manager-    Service Class 2 of the Asset
  Growth-Registered Trademark- Investment Division            Manager-Growth-Registered Trademark- Portfolio of
                                                              the Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Equity-Income     Service Class 2 of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Growth            Service Class 2 of the Growth Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products Fund
  Fidelity Variable Insurance Products Fund Index 500         Service Class 2 of the Index 500 Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products Fund
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Janus Aspen Aggressive Growth Investment Division           Service Shares of Aggressive Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Growth and Income Investment Division           Service Shares of the Growth and Income Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Utilities Investment Division                           MFS-Registered Trademark- Utilities Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Global Governments Investment Division                  MFS-Registered Trademark- Global Governments
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  Wells Fargo Variable Trust Asset Allocation Investment      Wells Fargo Variable Trust Asset Allocation Fund
  Division
  Wells Fargo Variable Trust Corporate Bond Investment        Wells Fargo Variable Trust Corporate Bond Fund
  Division
  Wells Fargo Variable Trust Equity Income Investment         Wells Fargo Variable Trust Equity Income Fund
  Division
  Wells Fargo Variable Trust Equity Value Investment          Wells Fargo Variable Trust Equity Value Fund
  Division
  Wells Fargo Variable Trust Growth Investment Division       Wells Fargo Variable Trust Growth Fund
  Wells Fargo Variable Trust Large Company Growth Investment  Wells Fargo Variable Trust Large Company Growth
  Division                                                    Fund
  Wells Fargo Variable Trust Money Market Investment          Wells Fargo Variable Trust Money Market Fund
  Division
  Wells Fargo Variable Trust Small Cap Growth Investment      Wells Fargo Variable Trust Small Cap Growth Fund
  Division


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.


The Hartford and Wells Fargo prospectuses included in this Wells Fargo NON-QUALIFIED SELECT-SM- Prospectus contain information relating to all of the Funds they offer. Not all of the Funds in the Hartford and Wells Fargo prospectuses are available to you. Please review this Wells Fargo NON-QUALIFIED SELECT-SM- product prospectus for details regarding available Funds.


Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
  Benefits of Your Policy                                         5
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 5
----------------------------------------------------------------------
  Risks of Your Policy                                            5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
  Deductions from Premium                                        12
----------------------------------------------------------------------
  Deductions from Investment Value                               12
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 13
----------------------------------------------------------------------
  Ownership Rights                                               13
----------------------------------------------------------------------
  Beneficiary                                                    13
----------------------------------------------------------------------
  Assignment                                                     13
----------------------------------------------------------------------
  Statements                                                     13
----------------------------------------------------------------------
  Issuance of Your Certificate                                   13
----------------------------------------------------------------------
  Right to Examine the Certificate                               13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
  Premium Payment Flexibility                                    14
----------------------------------------------------------------------
  Allocation of Premium Payments                                 14
----------------------------------------------------------------------
  Accumulation Units                                             14
----------------------------------------------------------------------
  Accumulation Unit Values                                       15
----------------------------------------------------------------------
  Premium Limitation                                             15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
  Values Under the Certificate                                   15
----------------------------------------------------------------------
  Death Benefits                                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          17
----------------------------------------------------------------------
  Surrender                                                      17
----------------------------------------------------------------------
  Partial Withdrawals                                            17
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             17
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              17
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      17
----------------------------------------------------------------------
  Asset Rebalancing                                              18
----------------------------------------------------------------------
  Dollar Cost Averaging                                          18
----------------------------------------------------------------------
  Processing of Transactions                                     18
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
  Loan Interest                                                  18
----------------------------------------------------------------------
  Credited Interest                                              19
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Repayments                                                19
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              19
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
  Lapse and Grace Period                                         19
----------------------------------------------------------------------
  Reinstatement                                                  19
----------------------------------------------------------------------
TERMINATION OF POLICY                                            20
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
  Transfers of Account Value                                     20
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             20
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            20
----------------------------------------------------------------------
  Deferral of Payments                                           20
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
----------------------------------------------------------------------
  Modification of Policy                                         20
----------------------------------------------------------------------
  Substitution of Funds                                          20
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    20
----------------------------------------------------------------------
  Separate Account Taxes                                         20
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            20
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  20
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            21
----------------------------------------------------------------------
  Our Rights                                                     21
----------------------------------------------------------------------
  Limit on Right to Contest                                      21
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  21
----------------------------------------------------------------------
  Assignment                                                     21
----------------------------------------------------------------------
  Dividends                                                      21
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
  General                                                        21
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           22
----------------------------------------------------------------------
  Modified Endowment Contracts                                   22
----------------------------------------------------------------------
  Diversification Requirements                                   22
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                23
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        23
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Other Tax Considerations                                       23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 38 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Sales Charge (1)          When you pay premium.             9% of any premium paid for
                                                            Coverage Years 1 through 7, and
                                                            7% of any premium paid in
                                                            Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge        When you pay premium.             Generally, between 0% and 4% of
                                                            any premium you pay. The
                                                            percentage we deduct will vary
                                                            by locale depending on the tax
                                                            rates in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition      When you pay premium.             1.25% of each premium you pay.
Cost Tax Charge                                             We will adjust the charge based
                                                            on changes in the applicable tax
                                                            law.
--------------------------------------------------------------------------------------------
Transfer Fees             When you make a transfer after    $50 per transfer.
                          the 12th transfer in any
                          Coverage Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee    When you take a withdrawal.       $25 per partial withdrawal.


         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Sales Charge (1)                             All
------------------------
Premium Tax Charge                           All
------------------------
Deferred Acquisition                         All
Cost Tax Charge
------------------------
Transfer Fees             Those Certificates with more than 12
                          transfers per Contract Year.
------------------------
Partial Withdrawal Fee    Those Certificates where a partial
                          withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Cost of Insurance         Monthly.                          The charge is the cost of
Charges                                                     insurance rate times the net
                                                            amount at risk. The cost of
                                                            insurance rates depend on issue
                                                            age, sex, insurance class and
                                                            substandard rating.
                                                            The monthly cost of insurance
                                                            charge ranges from $0.084 per
                                                            $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense     Daily.                            On an annual basis, .65% of the
Risk Charge                                                 value of each Investment
                                                            Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge     Monthly.                          $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges             Monthly.                          Individualized based on optional
                                                            rider selected.

         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Cost of Insurance                            All
Charges
------------------------
Mortality and Expense                        All
Risk Charge
------------------------
Administrative Charge                        All
------------------------
Rider Charges             Only those Certificates with benefits
                          provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                             OTHER     TOTAL OPERATING
                                                              MANAGEMENT FEE   12B-1 FEES   EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                  0.60%            N/A       0.30%          0.90%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                    0.65%            N/A       0.45%          1.10%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                              0.61%            N/A       0.22%          0.83%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                   0.60%            N/A       0.24%          0.84%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                      1.00%            N/A       0.31%          1.31%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                               0.61%            N/A       0.23%          0.84%
----------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                 0.90%            N/A       0.00%          0.90%
----------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                            1.23%            N/A       0.00%          1.23%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Core Bond Portfolio:
  Initial Shares (2) (3)                                          0.60%            N/A       0.20%          0.80%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Emerging Markets Portfolio:
  Initial Shares (2)(4)                                           1.25%            N/A       0.75%          2.00%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -- Small Cap Portfolio:
  Initial Shares (2)                                              0.75%            N/A       0.03%          0.78%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Asset
  Manager-Growth-Registered Trademark- Portfolio -- Service
  Class 2 (5)                                                     0.58%           0.25%      0.14%          0.97%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Equity-Income
  Portfolio -- Service Class 2 (5)                                0.48%           0.25%      0.10%          0.83%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Growth
  Portfolio -- Service Class 2 (5)                                0.57%           0.25%      0.09%          0.91%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Index 500
  Portfolio -- Service Class 2 (6)                                0.24%           0.25%      0.27%          0.76%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                0.63%            N/A       0.03%          0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                               0.46%            N/A       0.02%          0.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                            0.63%            N/A       0.03%          0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                0.49%            N/A       0.03%          0.52%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares
  (7)                                                             0.65%           0.25%      0.02%          0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (7)              0.65%           0.25%      0.02%          0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio -- Service Shares
  (7)                                                             0.65%           0.25%      0.21%          1.11%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares
  (7)                                                             0.65%           0.25%      0.06%          0.96%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (7)      0.65%           0.25%      0.05%          0.95%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (7)       0.65%           0.25%      0.09%          0.99%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (8)                                    0.75%            N/A       0.10%          0.85%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (8) (9)                          0.75%            N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Utilities Series (8)                                          0.75%            N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS High Income Series (8)(9)                                     0.75%            N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series (8) (9)                             0.75%            N/A       0.16%          0.91%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset Allocation Fund (10)             0.57%           0.25%      0.18%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Corporate Bond Fund (10)               0.25%           0.25%      0.40%          0.90%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income Fund (10)                0.53%           0.25%      0.22%          1.00%
----------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                             OTHER     TOTAL OPERATING
                                                              MANAGEMENT FEE   12B-1 FEES   EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value Fund (10)                 0.15%           0.25%      0.60%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth Fund (10)                       0.47%           0.25%      0.28%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth Fund (10)         0.27%           0.25%      0.48%          1.00%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market Fund (10)                 0.50%           0.00%      0.35%          0.85%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth Fund (10)             0.15%           0.25%      0.80%          1.20%
----------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.


(2) These expenses are for the year ended December 31, 2000. Actual future expenses of the portfolio may be greater or less than those shown in the fund expense chart.


(3) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the initial share class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.80%. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Core Bond
  Portfolio: Initial Shares                            0.60%           N/A        1.30%          1.90%
-----------------------------------------------------------------------------------------------------------



(4) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the initial share class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 2.00%. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio: Initial Shares                            1.25%           N/A        2.61%          3.86%
-----------------------------------------------------------------------------------------------------------



(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.


(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.53%. This arrangement may be discontinued by the fund's manager at any time.


(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Aggressive Growth, International Growth, Worldwide Growth, Balanced and Growth and Income Portfolios. All expenses are shown without the effect of any expense offset arrangement.


(8) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                             0.75%           N/A        0.09%          0.84%
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------
MFS Utilities Series                                   0.75%           N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES     EXPENSES(1)
-----------------------------------------------------------------------------------------------------------
MFS High Income Series                                 0.75%           N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------
MFS Global Governments Series                          0.75%           N/A        0.15%          0.90%
-----------------------------------------------------------------------------------------------------------



(9) MFS has contractually agreed through at least May 1, 2002, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.16%          0.91%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series                                 0.75%           N/A        0.24%          0.99%
-----------------------------------------------------------------------------------------------------------
MFS Global Governments Series                          0.75%           N/A        0.32%          1.07%
-----------------------------------------------------------------------------------------------------------



(10) Amounts above represent expenses as of December 31, 2000. Waivers, if applicable, are first applied against the management fee and then against other expenses, and are contractually guaranteed for 1 year. The Management Fees and Other Expenses for the Wells Fargo Variable Trust Funds without waivers are:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset Allocation Fund       0.70%          0.25%       0.18%          1.13%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Corporate Bond Fund         0.60%          0.25%       0.40%          1.25%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income Fund          0.70%          0.25%       0.22%          1.17%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value Fund           0.70%          0.25%       0.62%          1.57%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth Fund                 0.70%          0.25%       0.28%          1.23%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth
  Fund                                                 0.70%          0.25%       0.48%          1.43%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market Fund           0.55%          0.00%       0.35%          0.90%
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth Fund       0.90%          0.25%       1.26%          2.41%
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 38 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.



We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.



The following Portfolios are available under your Certificate:


AIM V.I. DIVERSIFIED INCOME FUND -- Seeks to achieve a high level of current income.

AIM V.I. GLOBAL UTILITIES FUND -- Seeks high total return.

AIM V.I. GROWTH FUND -- Seeks growth of capital.

AIM V.I. GROWTH AND INCOME FUND -- Seeks growth of capital with a secondary objective of current income.


AIM V.I. NEW TECHNOLOGY FUND -- Seeks long-term growth of capital.


AIM V.I. VALUE FUND -- Seeks long-term growth of capital. Income is a secondary objective.


AMERICAN CENTURY VP BALANCED FUND -- Seeks long-term capital growth and current income by investing in equity securities, bonds and other fixed-income securities.


AMERICAN CENTURY VP INTERNATIONAL FUND -- Seeks capital growth.


DREYFUS INVESTMENT PORTFOLIOS -- CORE BOND PORTFOLIO: INITIAL SHARES -- Seeks to maximize total return through capital appreciation and current income.



DREYFUS INVESTMENT PORTFOLIOS -- EMERGING MARKETS PORTFOLIO: INITIAL SHARES -- Seeks long-term capital growth.



DREYFUS VARIABLE INVESTMENT FUND -- SMALL CAP PORTFOLIO: INITIAL SHARES -- Seeks to maximize capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND ASSET MANAGER-GROWTH-REGISTERED TRADEMARK- PORTFOLIO: SERVICE CLASS 2 -- Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2 -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND GROWTH PORTFOLIO: SERVICE CLASS 2 -- Seeks to achieve capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND INDEX 500 PORTFOLIO: SERVICE CLASS 2 -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM- Index.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth by investing primarily in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term rate of return by investing in common stocks and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

other equity securities, bonds and other debt securities, and money market instruments.


HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.


MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.


MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS UTILITIES SERIES -- Seeks capital growth and current income (income above that is available from a portfolio invested entirely in equity securities).

MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS GLOBAL GOVERNMENTS SERIES -- Seeks income and capital appreciation.


WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.


WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND -- Seeks a high level of current income consistent with reasonable risk.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND -- Seeks to achieve capital appreciation.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.


INVESTMENT ADVISERS -- The AIM Variable Insurance Funds are managed by A I M Advisors, Inc. The American Century VP Funds are managed by American Century Investment Management, Inc. The Dreyfus Investment Portfolios and the Dreyfus Variable Investment Fund are managed by The Dreyfus Corporation. Fidelity Variable Insurance Products Fund is managed by Fidelity Management & Research Company. Hartford Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund and Hartford Bond HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Wells Fargo Variable Trust Funds are managed by Wells Fargo Bank, N.A. Wells Capital Management Incorporated is the sub-advisor for the Funds (except the Wells Fargo Variable Trust Asset Allocation Fund and Wells Fargo Variable Trust Large Company Growth
Fund). Barclays Global Fund Advisors is the sub-advisor for the Wells Fargo Variable Trust Asset Allocation Fund. Peregrine Capital Management, Inc. is the sub-advisor for the Wells Fargo Variable Trust Large Company Growth Fund.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Wells Fargo Variable Trust Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Wells Fargo Variable Trust Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  - ten (10) calendar days after we receive the initial premium; and

  - the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Wells Fargo Variable Trust Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Wells Fargo Variable Trust Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.
Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS


Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:


- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING


You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Wells Fargo Variable Trust Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.


We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Wells Fargo Variable Trust Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.


PROCESSING OF TRANSACTIONS


Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.


The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.



Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.



All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.



Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.


OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Wells Fargo Variable Trust Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.


Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
WELLS FARGO NON-QUALIFIED SELECT-SM-

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                   8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-present), Chief Executive Officer
                       (1997-present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General
                            Counsel and Corporate Secretary,
                            Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 1.13%. The 1.13% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 1.13%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.13% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,320      12,320    250,000     10,998      10,998    250,000
     2           30,355       24,373      24,373    250,000     21,800      21,800    250,000
     3           46,680       36,204      36,204    250,000     32,409      32,409    250,000
     4           63,821       47,834      47,834    250,000     42,831      42,831    250,000
     5           81,819       59,282      59,282    250,000     53,067      53,067    250,000
     6          100,717       70,548      70,548    250,000     63,122      63,122    250,000
     7          120,560       81,646      81,646    250,000     72,993      72,993    250,000
     8          126,588       80,050      80,050    250,000     70,390      70,390    250,000
     9          132,917       78,444      78,444    250,000     67,669      67,669    250,000
    10          139,563       76,822      76,822    250,000     64,809      64,809    250,000
    11          146,541       75,240      75,240    250,000     61,793      61,793    250,000
    12          153,868       73,612      73,612    250,000     58,602      58,602    250,000
    13          161,561       71,929      71,929    250,000     55,221      55,221    250,000
    14          169,639       70,187      70,187    250,000     51,630      51,630    250,000
    15          178,121       68,381      68,381    250,000     47,806      47,806    250,000
    16          187,027       66,329      66,329    250,000     43,710      43,710    250,000
    17          196,378       64,160      64,160    250,000     39,301      39,301    250,000
    18          206,197       61,881      61,881    250,000     34,522      34,522    250,000
    19          216,507       59,470      59,470    250,000     29,306      29,306    250,000
    20          227,332       56,907      56,907    250,000     23,582      23,582    250,000

    25          290,140       41,801      41,801    250,000          0           0          0
    30          370,300       21,352      21,352    250,000          0           0          0
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,073      13,073    250,000     11,701      11,701    250,000
     2           30,355       26,648      26,648    250,000     23,899      23,899    250,000
     3           46,680       40,792      40,792    250,000     36,622      36,622    250,000
     4           63,821       55,550      55,550    250,000     49,902      49,902    250,000
     5           81,819       70,967      70,967    250,000     63,769      63,769    250,000
     6          100,717       87,076      87,076    250,000     78,263      78,263    250,000
     7          120,560      103,919     103,919    250,000     93,416      93,416    250,000
     8          126,588      108,246     108,246    250,000     96,235      96,235    250,000
     9          132,917      112,751     112,751    250,000     99,087      99,087    250,000
    10          139,563      117,439     117,439    251,532    101,961     101,961    250,000
    11          146,541      122,422     122,422    255,059    104,857     104,857    250,000
    12          153,868      127,588     127,588    258,721    107,767     107,767    250,000
    13          161,561      132,943     132,943    262,485    110,693     110,693    250,000
    14          169,639      138,492     138,492    266,355    113,631     113,631    250,000
    15          178,121      144,247     144,247    270,337    116,579     116,579    250,000
    16          187,027      150,243     150,243    274,491    119,525     119,525    250,000
    17          196,378      156,449     156,449    278,769    122,457     122,457    250,000
    18          206,197      162,884     162,884    283,204    125,358     125,358    250,000
    19          216,507      169,549     169,549    287,809    128,206     128,206    250,000
    20          227,332      176,449     176,449    292,597    130,983     130,983    250,000

    25          290,140      215,116     215,116    319,991    143,240     143,240    250,000
    30          370,300      261,967     261,967    354,610    149,810     149,810    250,000
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807        13,826     13,826     250,000    12,404      12,404     250,000
     2           30,355        29,014     29,014     250,000    26,084      26,084     250,000
     3           46,680        45,752     45,752     250,000    41,183      41,183     250,000
     4           63,821        64,227     64,227     250,000    57,867      57,867     250,000
     5           81,819        84,641     84,641     250,000    76,318      76,318     250,000
     6          100,717       107,202    107,202     256,287    96,747      96,747     250,000
     7          120,560       132,064    132,064     306,627   119,236     119,236     277,010
     8          126,588       145,469    145,469     328,138   130,252     130,252     293,998
     9          132,917       160,227    160,227     351,285   142,238     142,238     312,053
    10          139,563       176,468    176,468     376,210   155,268     155,268     331,242
    11          146,541       194,513    194,513     403,383   169,427     169,427     351,636
    12          153,868       214,360    214,360     432,664   184,804     184,804     373,310
    13          161,561       236,181    236,181     464,165   201,506     201,506     396,342
    14          169,639       260,170    260,170     498,056   219,640     219,640     420,819
    15          178,121       286,543    286,543     534,533   239,325     239,325     446,830
    16          187,027       315,596    315,596     573,919   260,678     260,678     474,470
    17          196,378       347,506    347,506     616,340   283,822     283,822     503,841
    18          206,197       382,581    382,581     662,109   308,879     308,879     535,052
    19          216,507       421,108    421,108     711,523   335,975     335,975     568,217
    20          227,332       463,417    463,417     764,909   365,246     365,246     603,460

    25          290,140       746,942    746,942   1,105,958   550,260     550,260     815,681
    30          370,300     1,202,504   1,202,504  1,620,231   817,689     817,689   1,103,293
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.13% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,313      12,313    262,339     10,946      10,946    261,054
     2           30,355       24,344      24,344    274,394     21,639      21,639    271,768
     3           46,680       36,131      36,131    286,201     32,075      32,075    282,225
     4           63,821       47,695      47,695    297,783     42,253      42,253    292,424
     5           81,819       59,052      59,052    309,158     52,164      52,164    302,358
     6          100,717       70,201      70,201    320,324     61,805      61,805    312,021
     7          120,560       81,153      81,153    331,292     71,157      71,157    321,397
     8          126,588       79,405      79,405    329,544     68,015      68,015    318,265
     9          132,917       77,638      77,638    327,780     64,732      64,732    314,994
    10          139,563       75,846      75,846    325,989     61,287      61,287    311,562
    11          146,541       74,075      74,075    324,216     57,665      57,665    307,955
    12          153,868       72,236      72,236    322,384     53,849      53,849    304,155
    13          161,561       70,321      70,321    320,475     49,833      49,833    300,155
    14          169,639       68,325      68,325    318,485     45,600      45,600    295,940
    15          178,121       66,246      66,246    316,413     41,134      41,134    291,494
    16          187,027       63,795      63,795    313,993     36,406      36,406    286,787
    17          196,378       61,199      61,199    311,410     31,381      31,381    281,787
    18          206,197       58,475      58,475    308,695     26,015      26,015    276,449
    19          216,507       55,595      55,595    305,828     20,257      20,257    270,723
    20          227,332       52,542      52,542    302,790     14,059      14,059    264,562

    25          290,140       34,907      34,907    285,223          0           0          0
    30          370,300       12,341      12,341    262,749          0           0          0
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,066      13,066    263,029     11,645      11,645    261,697
     2           30,355       26,616      26,616    276,538     23,721      23,721    273,736
     3           46,680       40,708      40,708    290,584     36,237      36,237    286,215
     4           63,821       55,384      55,384    305,211     49,210      49,210    299,150
     5           81,819       70,684      70,684    320,458     62,647      62,647    312,547
     6          100,717       86,631      86,631    336,349     76,562      76,562    326,421
     7          120,560      103,262     103,262    352,922     90,951      90,951    340,770
     8          126,588      107,344     107,344    356,992     92,888      92,888    342,713
     9          132,917      111,565     111,565    361,201     94,719      94,719    344,553
    10          139,563      115,922     115,922    365,546     96,414      96,414    346,260
    11          146,541      120,513     120,513    370,118     97,952      97,952    347,811
    12          153,868      125,222     125,222    374,817     99,304      99,304    349,179
    13          161,561      130,043     130,043    379,628    100,451     100,451    350,344
    14          169,639      134,975     134,975    384,551    101,367     101,367    351,279
    15          178,121      140,021     140,021    389,586    102,019     102,019    351,953
    16          187,027      145,004     145,004    394,575    102,361     102,361    352,322
    17          196,378      150,045     150,045    399,611    102,341     102,341    352,333
    18          206,197      155,161     155,161    404,720    101,893     101,893    351,921
    19          216,507      160,326     160,326    409,881    100,938     100,938    351,010
    20          227,332      165,523     165,523    415,075     99,400      99,400    349,521

    25          290,140      192,213     192,213    441,749     80,240      80,240    330,709
    30          370,300      218,999     218,999    468,545     31,036      31,036    282,164
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807        13,818     13,818     263,715    12,346      12,346     262,338
     2           30,355        28,978     28,978     278,758    25,888      25,888     275,776
     3           46,680        45,657     45,657     295,304    40,744      40,744     290,518
     4           63,821        64,032     64,032     313,531    57,047      57,047     306,694
     5           81,819        84,294     84,294     333,629    74,935      74,935     324,444
     6          100,717       106,637    106,637     355,791    94,566      94,566     343,923
     7          120,560       131,288    131,288     380,240   116,100     116,100     365,291
     8          126,588       144,465    144,465     393,311   126,045     126,045     375,168
     9          132,917       158,976    158,976     407,706   136,834     136,834     385,883
    10          139,563       174,954    174,954     423,555   148,529     148,529     397,500
    11          146,541       192,714    192,714     441,159   161,210     161,210     410,094
    12          153,868       212,259    212,259     460,549   174,958     174,958     423,749
    13          161,561       233,766    233,766     481,885   189,874     189,874     438,563
    14          169,639       257,437    257,437     505,367   206,062     206,062     454,641
    15          178,121       283,500    283,500     531,221   223,635     223,635     472,093
    16          187,027       312,242    312,242     567,820   242,702     242,702     491,029
    17          196,378       343,813    343,813     609,789   263,379     263,379     511,566
    18          206,197       378,514    378,514     655,071   285,786     285,786     533,822
    19          216,507       416,632    416,632     703,959   310,044     310,044     557,919
    20          227,332       458,490    458,490     756,776   336,290     336,290     583,992

    25          290,140       738,996    738,996   1,094,193   503,586     503,586     750,179
    30          370,300     1,189,707   1,189,707  1,602,989   748,173     748,173   1,009,497
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.13% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,132       5,132    250,000      3,962       3,962    250,000
     2           12,915       10,094      10,094    250,000      7,794       7,794    250,000
     3           19,861       14,925      14,925    250,000     11,494      11,494    250,000
     4           27,154       19,645      19,645    250,000     15,060      15,060    250,000
     5           34,812       24,270      24,270    250,000     18,487      18,487    250,000
     6           42,853       28,798      28,798    250,000     21,770      21,770    250,000
     7           51,296       33,237      33,237    250,000     24,895      24,895    250,000
     8           60,161       37,710      37,710    250,000     27,969      27,969    250,000
     9           69,469       42,088      42,088    250,000     30,859      30,859    250,000
    10           79,242       46,369      46,369    250,000     33,549      33,549    250,000
    11           89,504       50,584      50,584    250,000     36,030      36,030    250,000
    12          100,279       54,682      54,682    250,000     38,292      38,292    250,000
    13          111,593       58,657      58,657    250,000     40,330      40,330    250,000
    14          123,473       62,511      62,511    250,000     42,136      42,136    250,000
    15          135,947       66,246      66,246    250,000     43,696      43,696    250,000
    16          149,044       69,694      69,694    250,000     44,987      44,987    250,000
    17          162,796       72,998      72,998    250,000     45,982      45,982    250,000
    18          177,236       76,173      76,173    250,000     46,643      46,643    250,000
    19          192,398       79,205      79,205    250,000     46,925      46,925    250,000
    20          208,318       82,086      82,086    250,000     46,783      46,783    250,000

    25          300,684       94,498      94,498    250,000     38,096      38,096    250,000
    30          418,569      103,230     103,230    250,000      7,360       7,360    250,000
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,448       5,448    250,000      4,237       4,237    250,000
     2           12,915       11,046      11,046    250,000      8,594       8,594    250,000
     3           19,861       16,837      16,837    250,000     13,073      13,073    250,000
     4           27,154       22,850      22,850    250,000     17,677      17,677    250,000
     5           34,812       29,110      29,110    250,000     22,407      22,407    250,000
     6           42,853       35,625      35,625    250,000     27,266      27,266    250,000
     7           51,296       42,417      42,417    250,000     32,246      32,246    250,000
     8           60,161       49,626      49,626    250,000     37,470      37,470    250,000
     9           69,469       57,140      57,140    250,000     42,813      42,813    250,000
    10           79,242       64,968      64,968    250,000     48,267      48,267    250,000
    11           89,504       73,183      73,183    250,000     53,838      53,838    250,000
    12          100,279       81,736      81,736    250,000     59,525      59,525    250,000
    13          111,593       90,643      90,643    250,000     65,339      65,339    250,000
    14          123,473       99,925      99,925    250,000     71,287      71,287    250,000
    15          135,947      109,607     109,607    250,000     77,376      77,376    250,000
    16          149,044      119,688     119,688    250,000     83,607      83,607    250,000
    17          162,796      130,228     130,228    250,000     89,979      89,979    250,000
    18          177,236      141,274     141,274    250,000     96,491      96,491    250,000
    19          192,398      152,794     152,794    259,368    103,139     103,139    250,000
    20          208,318      164,753     164,753    273,203    109,927     109,927    250,000

    25          300,684      231,993     231,993    345,096    146,686     146,686    250,000
    30          418,569      313,680     313,680    424,611    191,099     191,099    259,045
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,765       5,765     250,000     4,514       4,514    250,000
     2           12,915       12,036      12,036     250,000     9,429       9,429    250,000
     3           19,861       18,906      18,906     250,000    14,787      14,787    250,000
     4           27,154       26,457      26,457     250,000    20,636      20,636    250,000
     5           34,812       34,779      34,779     250,000    27,023      27,023    250,000
     6           42,853       43,951      43,951     250,000    34,009      34,009    250,000
     7           51,296       54,073      54,073     250,000    41,648      41,648    250,000
     8           60,161       65,384      65,384     250,000    50,142      50,142    250,000
     9           69,469       77,873      77,873     250,000    59,447      59,447    250,000
    10           79,242       91,664      91,664     250,000    69,652      69,652    250,000
    11           89,504      106,994     106,994     250,000    80,869      80,869    250,000
    12          100,279      123,942     123,942     250,164    93,222      93,222    250,000
    13          111,593      142,615     142,615     280,281   106,866     106,866    250,000
    14          123,473      163,158     163,158     312,341   121,974     121,974    250,000
    15          135,947      185,754     185,754     346,516   138,703     138,703    258,963
    16          149,044      210,647     210,647     383,066   156,893     156,893    285,567
    17          162,796      238,004     238,004     422,126   176,638     176,638    313,568
    18          177,236      268,084     268,084     463,957   198,048     198,048    343,066
    19          192,398      301,140     301,140     508,818   221,236     221,236    374,165
    20          208,318      337,453     337,453     556,994   246,324     246,324    406,977

    25          300,684      580,901     580,901     860,110   405,514     405,514    601,117
    30          418,569      972,174     972,174   1,309,890   636,738     636,738    859,139
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-1.13% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,129       5,129    255,146      3,941       3,941    254,041
     2           12,915       10,081      10,081    260,113      7,733       7,733    257,845
     3           19,861       14,895      14,895    264,938     11,369      11,369    261,494
     4           27,154       19,588      19,588    269,641     14,847      14,847    264,985
     5           34,812       24,175      24,175    274,238     18,157      18,157    268,309
     6           42,853       28,654      28,654    278,726     21,294      21,294    271,460
     7           51,296       33,034      33,034    283,114     24,238      24,238    274,421
     8           60,161       37,435      37,435    287,522     27,093      27,093    277,293
     9           69,469       41,726      41,726    291,823     29,719      29,719    279,938
    10           79,242       45,902      45,902    296,008     32,095      32,095    282,334
    11           89,504       49,986      49,986    300,100     34,208      34,208    284,469
    12          100,279       53,924      53,924    304,050     36,044      36,044    286,327
    13          111,593       57,705      57,705    307,844     37,595      37,595    287,902
    14          123,473       61,326      61,326    311,478     38,848      38,848    289,180
    15          135,947       64,787      64,787    314,953     39,787      39,787    290,145
    16          149,044       67,806      67,806    318,008     40,385      40,385    290,771
    17          162,796       70,614      70,614    320,834     40,607      40,607    291,024
    18          177,236       73,226      73,226    323,462     40,411      40,411    290,863
    19          192,398       75,618      75,618    325,872     39,748      39,748    290,238
    20          208,318       77,772      77,772    328,046     38,569      38,569    289,103

    25          300,684       85,231      85,231    335,599     23,632      23,632    274,425
    30          418,569       86,265      86,265    336,748          0           0          0
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (4.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,445       5,445    255,437      4,216       4,216    254,295
     2           12,915       11,032      11,032    261,012      8,526       8,526    258,598
     3           19,861       16,803      16,803    266,766     12,929      12,929    262,992
     4           27,154       22,782      22,782    272,727     17,422      17,422    267,477
     5           34,812       28,993      28,993    278,919     21,997      21,997    272,045
     6           42,853       35,441      35,441    285,347     26,649      26,649    276,691
     7           51,296       42,146      42,146    292,030     31,360      31,360    281,397
     8           60,161       49,244      49,244    299,105     36,239      36,239    286,272
     9           69,469       56,617      56,617    306,454     41,145      41,145    291,176
    10           79,242       64,267      64,267    314,081     46,053      46,053    296,084
    11           89,504       72,252      72,252    322,037     50,949      50,949    300,980
    12          100,279       80,511      80,511    330,273     55,810      55,810    305,844
    13          111,593       89,045      89,045    338,784     60,624      60,624    310,663
    14          123,473       97,862      97,862    347,577     65,372      65,372    315,416
    15          135,947      106,971     106,971    356,661     70,029      70,029    320,081
    16          149,044      116,162     116,162    365,845     74,557      74,557    324,620
    17          162,796      125,612     125,612    375,272     78,911      78,911    328,988
    18          177,236      135,346     135,346    384,982     83,033      83,033    333,131
    19          192,398      145,349     145,349    394,962     86,856      86,856    336,979
    20          208,318      155,615     155,615    405,206     90,310      90,310    340,464

    25          300,684      211,516     211,516    460,976     99,704      99,704    350,101
    30          418,569      275,178     275,178    524,506     86,120      86,120    337,045
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (10.87% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,762       5,762     255,726     4,491       4,491    254,548
     2           12,915       12,021      12,021     261,942     9,354       9,354    259,379
     3           19,861       18,866      18,866     268,735    14,622      14,622    264,612
     4           27,154       26,376      26,376     276,187    20,331      20,331    270,283
     5           34,812       34,635      34,635     284,381    26,515      26,515    276,425
     6           42,853       43,716      43,716     293,390    33,214      33,214    283,079
     7           51,296       53,714      53,714     303,308    40,460      40,460    290,277
     8           60,161       64,858      64,858     314,362    48,423      48,423    298,188
     9           69,469       77,122      77,122     326,529    57,023      57,023    306,732
    10           79,242       90,617      90,617     339,916    66,299      66,299    315,949
    11           89,504      105,547     105,547     354,721    76,306      76,306    325,893
    12          100,279      121,962     121,962     371,006    87,099      87,099    336,618
    13          111,593      140,007     140,007     388,910    98,751      98,751    348,195
    14          123,473      159,850     159,850     408,596   111,333     111,333    360,695
    15          135,947      181,678     181,678     430,251   124,920     124,920    374,195
    16          149,044      205,599     205,599     453,988   139,583     139,583    388,764
    17          162,796      231,910     231,910     480,090   155,394     155,394    404,475
    18          177,236      260,880     260,880     508,828   172,423     172,423    421,398
    19          192,398      292,769     292,769     540,462   190,738     190,738    439,601
    20          208,318      327,869     327,869     575,281   210,418     210,418    459,162

    25          300,684      564,782     564,782     836,244   332,961     332,961    580,967
    30          418,569      946,217     946,217   1,274,915   505,902     505,902    752,950
----------------------------------------------------------------------------------------------



 **These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)    Not Applicable.

(c)(1) Principal Underwriting Agreement.(1)

(c)(2) Form of Selling Agreements.(2)

(d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

(e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)    Contracts of Reinsurance.(4)

(h)    Form of Participation Agreement.(4)

(i)    Not Applicable.

(j)    Not Applicable.

(k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(l)    Opinion and Consent of James M. Hedreen, FSA, MAAA.

(m)    Not Applicable.

(n)    Consent of Arthur Andersen LLP, Independent Public Accountants.

(o)    No financial statement will be omitted.

(p)    Not Applicable.

(q)    Memorandum describing transfer and redemption procedures.(1)

(r)    Power of Attorney.

(s)    Organizational Chart.

__________________
       (1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, dated October 30, 1995.

       (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, dated May 21, 1996.

       (3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

       (4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, dated February 11, 2000.

Item 28.  Officers and Directors.

NAME                            POSITION WITH HARTFORD
----------------------------------------------------------------------------------
David A. Carlson                Vice President
----------------------------------------------------------------------------------
Peter W. Cummins                Senior Vice President
----------------------------------------------------------------------------------
Patrice Kelly-Ellis             Vice President
----------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
----------------------------------------------------------------------------------
Timothy M. Fitch                Vice President and Actuary
----------------------------------------------------------------------------------
Mary Jane B. Fortin             Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
----------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
----------------------------------------------------------------------------------
Ryan Johnson                    Vice President
----------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
----------------------------------------------------------------------------------
Michael D. Keeler               Vice President
----------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President, Director
----------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
----------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
----------------------------------------------------------------------------------
Thomas M. Marra                 President, Director*
----------------------------------------------------------------------------------
Gary J. Miller                  Vice President
----------------------------------------------------------------------------------
Tom Nassiri                     Vice President
----------------------------------------------------------------------------------
Deanne Osgood                   Vice President
----------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
----------------------------------------------------------------------------------
Lowndes A. Smith                Chairman of the Board and Chief Executive Officer,
                                Director*
----------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
----------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
----------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
----------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 1.5.

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
             Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
             Account VL I
             Hartford Life and Annuity Insurance Company - Separate
             Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
              NAME                                   WITH UNDERWRITER
              ----                                   ----------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         David T. Foy                     Treasurer
         J. Richard Garrett               Vice President
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Executive Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         Lowndes A. Smith                 Chief Executive Officer
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11th day of April, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
     -----------------------------------------           -----------------------
     David T. Foy, Senior Vice President                    Marianne O'Doherty
                                                            Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: DAVID T. FOY
     -----------------------------------------
     David T. Foy, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,        By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                              Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                   Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President, Director*  Date: April 11, 2001
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-63731

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2    Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3    Consent of Arthur Andersen LLP, Independent Public Accounts.

1.4    Power of Attorney.

1.5    Organizational Chart.